UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2023
Semi-Annual
Report
Fund Name Class A Class C Class I
Nuveen Kansas Municipal Bond Fund FKSTX FAFOX FRKSX
Nuveen Kentucky Municipal Bond Fund FKYTX FKCCX FKYRX
Nuveen Michigan Municipal Bond Fund FMITX FAFNX NMMIX
Nuveen Missouri Municipal Bond Fund FMOTX FAFPX FMMRX
Nuveen Ohio Municipal Bond Fund FOHTX FAFMX NXOHX
Nuveen Wisconsin Municipal Bond Fund FWIAX FWCCX FWIRX
2
Table
of Contents
Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 24
Statement of Assets and Liabilities 67
Statement of Operations 71
Statement of Changes in Net Assets 73
Financial Highlights 76
Notes to Financial Statements 88
Shareholder Meeting Report 102
Additional Fund Information 103
Glossary of Terms Used in this Report 104
Liquidity Risk Management Program 105
Letter
to Shareholders
3
Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through December 2023. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
January 19, 2024
4
Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.
Portfolio Manager Updates
Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of Nuveen Kansas Municipal Bond Fund and
Nuveen Wisconsin Municipal Bond Fund.
Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA, were added as portfolio managers of Nuveen Kentucky
Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund and Nuveen Ohio Municipal Bond Fund.
Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of Nuveen Missouri
Municipal Bond Fund. Additionally, Christopher Drahn will continue to serve as a portfolio manager of the Nuveen Missouri
Municipal Bond Fund until his retirement on April 1, 2024.
There were no other changes to the portfolio management of the Funds during the reporting period.
Risk Considerations and Dividend
Information
5
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.
6
About the Funds’ Benchmarks
Lipper Ohio Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Ohio Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt, U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kansas Index:
An index designed to measure the performance of the tax-exempt Kansas municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kentucky Index:
An index designed to measure the performance of the tax-exempt Kentucky municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Michigan Index:
An index designed to measure the performance of the tax-exempt Michigan municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Ohio Index:
An index designed to measure the performance of the tax-exempt Ohio municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Wisconsin Index:
An index designed to measure the performance of the tax-exempt Wisconsin municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
7
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
8
Nuveen Kansas Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kansas Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 1/09/92 1.35% 2.55% 1.43% 2.65% 0.81%
Class A at maximum Offering Price 1/09/92 (2.87)% (1.72)% 0.56% 2.21% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Kansas Index — 1.76% 2.96% 1.93% 2.74% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/25/97 1.47% 2.79% 1.64% 2.86% 0.61%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.05% 1.74% 0.62% 1.80% 1.61%
Class C at maximum Offering Price 2/10/14 0.05% 1.74% 0.62% 1.80% —
Effective Leverage Ratio 0.00%
9
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95 .7%
Common Stocks 3 .4%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kansas 76.5%
Guam 11.5%
New York 3.3%
Puerto Rico 3.3%
Virgin Islands 1.7%
Ohio 1.5%
Colorado 0.8%
Iowa 0.7%
Illinois 0.4%
New Jersey 0.1%
Florida 0.1%
California 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 31.0%
Tax Obligation/Limited 20.6%
Utilities 15.5%
Health Care 8.6%
Education and Civic
Organizations 4.6%
U.S. Guaranteed 4.1%
Other 12.2%
Common Stocks 3.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 13.5%
AA 36.9%
A 17.8%
BBB 9.1%
BB or Lower 10.0%
N/R (not rated) 9.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kansas personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
10
Nuveen Kentucky Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kentucky Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 5/04/87 1.80% 3.49% 1.29% 2.27% 1.03%
Class A at maximum Offering Price 5/04/87 (2.50)% (0.89)% 0.42% 1.82% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Kentucky Index — 1.94% 3.55% 2.21% 2.87% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/07/97 1.90% 3.69% 1.48% 2.47% 0.83%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.39% 2.67% 0.46% 1.39% 1.83%
Class C at maximum Offering Price 2/10/14 0.39% 2.67% 0.46% 1.39% —
Effective Leverage Ratio 0.00%
11
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 103 .6%
Other Assets & Liabilities, Net 3.4%
Floating Rate Obligations (7.0)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kentucky 96.8%
Puerto Rico 3.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 35.2%
Utilities 20.2%
Education and Civic
Organizations 18.6%
Health Care 18.4%
Transportation 5.6%
U.S. Guaranteed 1.5%
Other 0.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.5%
AAA 1.6%
AA 38.3%
A 45.2%
BBB 6.2%
BB or Lower 1.1%
N/R (not rated) 6.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kentucky personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
12
Nuveen Michigan Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Michigan Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 6/27/85 1.58% 2.73% 1.13% 2.46% 0.84%
Class A at maximum Offering Price 6/27/85 (2.66)% (1.56)% 0.27% 2.02% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Michigan Index — 2.09% 3.47% 2.13% 3.16% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/03/97 1.60% 2.97% 1.33% 2.67% 0.64%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.18% 1.92% 0.32% 1.60% 1.64%
Class C at maximum Offering Price 2/10/14 0.18% 1.92% 0.32% 1.60% —
Effective Leverage Ratio 0.00%
13
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93 .5%
Other Assets & Liabilities, Net 6.5%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Michigan 95.8%
Puerto Rico 4.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 44.4%
Tax Obligation/Limited 17.9%
Utilities 14.3%
Education and Civic
Organizations 8.9%
Health Care 4.8%
Transportation 4.2%
U.S. Guaranteed 3.3%
Other 2.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.9%
AAA 2.7%
AA 75.7%
A 13.6%
BBB 1.2%
BB or Lower 0.2%
N/R (not rated) 4.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Michigan personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
14
Nuveen Missouri Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 8/03/87 1.94% 3.52% 1.68% 2.79% 0.77%
Class A at maximum Offering Price 8/03/87 (2.30)% (0.79)% 0.82% 2.35% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Missouri Index — 1.75% 3.38% 1.95% 2.75% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/19/97 2.04% 3.81% 1.89% 3.00% 0.57%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.53% 2.70% 0.88% 1.94% 1.57%
Class C at maximum Offering Price 2/10/14 0.53% 2.70% 0.88% 1.94% —
Effective Leverage Ratio 0.00%
15
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .4%
Other Assets & Liabilities, Net 0.6%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Missouri 98.1%
Puerto Rico 1.5%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 24.3%
Utilities 19.8%
Tax Obligation/Limited 17.9%
Tax Obligation/General 15.4%
Education and Civic
Organizations 7.6%
Transportation 7.6%
Long-Term Care 4.1%
Other 3.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.4%
AAA 8.8%
AA 44.5%
A 27.2%
BBB 5.4%
BB or Lower 5.2%
N/R (not rated) 8.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
16
Nuveen Ohio Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Ohio Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 6/27/85 1.57% 2.41% 1.82% 2.76% 0.77%
Class A at maximum Offering Price 6/27/85 (2.66)% (1.93)% 0.95% 2.32% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Ohio Index — 1.52% 2.93% 2.21% 3.31% —
Lipper Ohio Municipal Debt Funds Classification
Average — 1.50% 2.71% 1.27% 2.26% —
Class I 2/03/97 1.60% 2.53% 2.01% 2.96% 0.57%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.18% 1.51% 1.01% 1.90% 1.57%
Class C at maximum Offering Price 2/10/14 0.18% 1.51% 1.01% 1.90% —
Effective Leverage Ratio 0.00%
17
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93 .3%
Common Stocks 4 .9%
Other Assets & Liabilities, Net 1.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Ohio 97.0%
Puerto Rico 3.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 23.2%
Tax Obligation/Limited 20.6%
Utilities 16.7%
Education and Civic
Organizations 11.8%
Health Care 7.9%
Transportation 4.7%
U.S. Guaranteed 4.6%
Other 5.5%
Common Stocks 5.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.5%
AAA 25.0%
AA 45.9%
A 10.0%
BBB 3.2%
BB or Lower 1.1%
N/R (not rated) 12.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Ohio personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
18
Nuveen Wisconsin Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Wisconsin Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 6/01/94 1.94% 2.49% 1.69% 2.83% 1.10%
Class A at maximum Offering Price 6/01/94 (2.30)% (1.82)% 0.82% 2.39% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Wisconsin Index — 2.16% 3.78% 1.68% 2.63% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/25/97 2.03% 2.69% 1.88% 3.03% 0.90%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.53% 1.68% 0.88% 2.02% 1.90%
Class C at maximum Offering Price 2/10/14 0.53% 1.68% 0.88% 2.02% —
Effective Leverage Ratio 0.00%
19
Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .9%
Common Stocks 10 .3%
Other Assets & Liabilities, Net 0.0%
Floating Rate Obligations (10.2)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Wisconsin 92.7%
Puerto Rico 4.6%
Virgin Islands 1.8%
Illinois 0.6%
Minnesota 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 22.7%
Housing/Multifamily 20.7%
Health Care 20.0%
Long-Term Care 14.9%
Education and Civic
Organizations 6.3%
Utilities 4.7%
Other 1.3%
Common Stocks 9.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.2%
AAA 2.9%
AA 31.3%
A 22.1%
BBB 18.1%
BB or Lower 1.6%
N/R (not rated) 23.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Wisconsin personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
20
Yields
as of November 30,2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.38% 1.70% 2.72%
SEC 30-Day Yield 3.23% 2.59% 3.55%
Taxable-Equivalent Yield (46.5%)
2
5.91% 4.74% 6.50%
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.58% 1.90% 2.88%
SEC 30-Day Yield 3.23% 2.60% 3.55%
Taxable-Equivalent Yield (45.3%)
2
5.90% 4.75% 6.49%
Nuveen Michigan Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.83% 2.17% 3.13%
SEC 30-Day Yield 3.41% 2.77% 3.71%
Taxable-Equivalent Yield (45.1%)
2
6.21% 5.05% 6.76%
Nuveen Missouri Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.31% 2.66% 3.64%
SEC 30-Day Yield 3.44% 2.81% 3.78%
Taxable-Equivalent Yield (45.8%)
2
6.33% 5.17% 6.96%
Nuveen Ohio Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.60% 1.95% 2.89%
SEC 30-Day Yield 3.05% 2.41% 3.38%
Taxable-Equivalent Yield (44.8%)
2
5.53% 4.37% 6.12%
21
Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.96% 2.35% 3.27%
SEC 30-Day Yield 2.70% 2.05% 3.00%
Taxable-Equivalent Yield (48.5%)
2
5.18% 3.94% 5.76%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
22
Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2023.
The beginning of the period is June 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,013.50 $ 1,010.50 $ 1,014.70
Expenses Incurred During the Period $ 4.08 $ 8.09 $ 3.07
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.94 $ 1,016.94 $ 1,021.94
Expenses Incurred During the Period $ 4.09 $ 8.12 $ 3.08
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.00 $ 1,013.90 $ 1,019.00
Expenses Incurred During the Period $ 5.90 $ 9.92 $ 4.90
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.17 $ 1,015.17 $ 1,020.17
Expenses Incurred During the Period $ 5.91 $ 9.92 $ 4.90
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 1.97% and 0.97% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
23
Nuveen Michigan Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,015.80 $ 1,011.80 $ 1,016.00
Expenses Incurred During the Period $ 4.13 $ 8.15 $ 3.12
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.92 $ 1,016.92 $ 1,021.92
Expenses Incurred During the Period $ 4.14 $ 8.17 $ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Missouri Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.40 $ 1,015.30 $ 1,020.40
Expenses Incurred During the Period $ 3.99 $ 8.01 $ 2.98
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.07 $ 1,017.07 $ 1,022.07
Expenses Incurred During the Period $ 3.99 $ 8.02 $ 2.98
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Ohio Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,015.70 $ 1,011.80 $ 1,016.00
Expenses Incurred During the Period $ 3.93 $ 7.95 $ 2.92
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.11 $ 1,017.11 $ 1,022.11
Expenses Incurred During the Period $ 3.94 $ 7.97 $ 2.93
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.40 $ 1,015.30 $ 1,020.30
Expenses Incurred During the Period $ 7.02 $ 11.03 $ 6.01
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.03 $ 1,014.03 $ 1,019.03
Expenses Incurred During the Period $ 7.01 $ 11.03 $ 6.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.39%, 2.19% and 1.19% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
24
Nuveen Kansas Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X 202,055,770
MUNICIPAL BONDS - 95.7%   X 202,055,770
Consumer Staples - 3 .9%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
3.000%, 6/01/48
6/30 at 100.00 $ 2,967,304
1,325 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.500%, 5/15/39
1/24 at 100.00 1,328,348
915 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/23 at 100.00 896,001
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 521,860
300 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 300,835
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,189,988
Total Consumer Staples 8,204,336
Education and Civic Organizations - 4 .5%
Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
4,500
4.000%, 9/01/47
9/30 at 100.00 4,044,330
2,000
4.000%, 9/01/52
9/30 at 100.00 1,748,131
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 250,443
1,000 (c) Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32
1/24 at 100.00 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 3,196,123
Total Education and Civic Organizations 9,539,027
Health Care - 8 .5%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 399,254
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center,
Inc., Series 2016:
440
5.000%, 12/01/29
12/26 at 100.00 431,912
445
5.000%, 12/01/30
12/26 at 100.00 435,326
50
5.000%, 12/01/31
12/26 at 100.00 48,678
1,075
5.000%, 12/01/36
12/26 at 100.00 1,029,631
400
5.000%, 12/01/41
12/26 at 100.00 356,708
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 902,368
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated
Group, Series 2021B:
285
5.000%, 11/15/54, (Mandatory Put 11/15/28)
No Opt. Call 307,190
740
5.000%, 11/15/54, (Mandatory Put 11/15/31)
No Opt. Call 826,139
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A:
305
5.000%, 7/01/43
7/28 at 100.00 311,141
5,000
5.000%, 7/01/48
7/28 at 100.00 5,061,311
Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health
Obligated Group, Series 2021C:
270
5.000%, 11/15/52, (Mandatory Put 11/15/26)
No Opt. Call 283,383
25
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021:
$ 920
5.000%, 7/01/27
No Opt. Call $ 960,805
295
5.000%, 7/01/29
No Opt. Call 314,374
University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,
Refunding & Improvement Series 2015:
2,000
4.000%, 9/01/40
9/25 at 100.00 1,979,957
500
5.000%, 9/01/45
9/25 at 100.00 504,908
University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas
Health System, Series 2017A:
1,580
4.000%, 3/01/42
3/27 at 100.00 1,536,712
2,250
5.000%, 3/01/47
3/27 at 100.00 2,286,545
Total Health Care 17,976,342
Housing/Multifamily - 1 .4%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call 2,891,418
Total Housing/Multifamily 2,891,418
Industrials - 0 .6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/24 at 100.00 1,352,465
Total Industrials 1,352,465
Long-Term Care - 2 .2%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
12/23 at 103.75 1,765,217
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors,
Series 2013IV-A, 6.375%, 5/15/43
1/24 at 100.00 2,283,315
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors,
Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 505,616
Total Long-Term Care 4,554,148
Tax Obligation/General - 30 .8%
Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School
Building Series 2019A:
1,120
4.000%, 9/01/33 - BAM Insured
9/28 at 100.00 1,147,597
1,150
4.000%, 9/01/34 - BAM Insured
9/28 at 100.00 1,177,151
1,000
3.000%, 9/01/38 - BAM Insured
9/28 at 100.00 854,716
1,000 Butler County Unified School District 490, Kansas, General Obligation Bonds,
Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 1,014,531
3,000 Butler County Unified School District 490, Kansas, General Obligation Bonds,
School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 2,910,316
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 88,689
500 Geary County Unified School District 475, Kansas, General Obligation Bonds,
Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 388,682
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 5,154,246
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 1,973,047
Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds,
School Series 2022A:
2,070
5.000%, 10/01/28
No Opt. Call 2,283,633
1,610
5.000%, 10/01/31
No Opt. Call 1,861,045
Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%,
10/01/33
10/25 at 100.00 $ 1,528,086
3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%, 10/01/40
10/33 at 100.00 3,976,771
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A, 3.000%,
10/01/41
10/30 at 100.00 8,401,853
500 Johnson County, Kansas, General Obligation Bonds, General Improvement
Series 2016A, 5.000%, 9/01/24
No Opt. Call 506,746
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 5,070,962
1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 1,295,879
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call 653,745
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 1,084,078
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%,
9/01/45
9/27 at 100.00 925,841
500 Linn County Unified School District 362, Kansas, General Obligation Bonds,
Series 2020, 3.000%, 9/01/35
9/28 at 100.00 478,418
3,550 Lyon County Unified School District 253 Emporia, Kansas, General Obligation
Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 3,200,961
Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021:
205
3.000%, 9/01/31
9/28 at 100.00 195,926
200
3.000%, 9/01/34
9/28 at 100.00 183,921
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas, General
Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 1,152,161
Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
2,530
3.000%, 9/01/33
9/30 at 100.00 2,304,206
500
2.000%, 9/01/34
9/30 at 100.00 414,848
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 477,615
Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General
Obligation Bonds, Series 2019A:
1,325
4.000%, 9/01/30
9/27 at 100.00 1,355,882
1,650
4.000%, 9/01/31
9/27 at 100.00 1,681,778
500
4.000%, 9/01/32
9/27 at 100.00 509,648
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 1,364,738
Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000
5.000%, 12/01/39, (AMT)
12/25 at 100.00 2,025,087
500
4.250%, 12/01/44, (AMT)
12/25 at 100.00 479,466
Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds,
Improvement Series 2018A:
1,000
5.000%, 9/01/40
9/28 at 100.00 1,046,132
1,000
5.000%, 9/01/41
9/28 at 100.00 1,042,647
1,000
4.000%, 9/01/48
9/28 at 100.00 901,679
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 193,224
27
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds,
Improvement Series 2020A:
$ 1,515
3.000%, 8/01/30 - BAM Insured
8/28 at 100.00 $ 1,414,799
2,395
3.000%, 8/01/31 - BAM Insured
8/28 at 100.00 2,214,897
Total Tax Obligation/General 64,935,647
Tax Obligation/Limited - 20 .4%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500
5.000%, 6/01/28 - AGM Insured
6/27 at 100.00 532,782
1,380
5.000%, 6/01/29 - AGM Insured
6/27 at 100.00 1,468,629
2,295
5.000%, 6/01/30 - AGM Insured
6/27 at 100.00 2,440,993
1,320
5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 1,404,440
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000
5.000%, 11/15/34
11/25 at 100.00 1,008,884
1,000
5.000%, 11/15/39
11/25 at 100.00 1,000,040
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,000
5.000%, 12/01/25
No Opt. Call 2,040,395
1,000
5.000%, 12/01/30
12/26 at 100.00 1,024,611
1,000
5.000%, 12/01/32
12/26 at 100.00 1,024,936
2,275
5.000%, 12/01/33
12/26 at 100.00 2,329,293
1,250
5.000%, 12/01/46
12/26 at 100.00 1,187,045
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 2,694,049
Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B:
1,000
5.000%, 9/01/29
9/25 at 100.00 1,031,067
1,500
5.000%, 9/01/35
9/25 at 100.00 1,532,261
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 2,388,634
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 939,644
Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe
Innovation Campus Inc., Series 2019H-1:
1,170
4.000%, 9/01/30
9/27 at 100.00 1,193,137
1,350
3.000%, 9/01/34
9/27 at 100.00 1,270,541
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 7,565,038
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District
No. 1 Project, Series 2012B:
200 (c)
5.250%, 12/15/29
1/24 at 100.00 100,000
200 (c)
6.100%, 12/15/34
1/24 at 100.00 100,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
1/24 at 100.00 1,231,422
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020, 3.000%,
9/01/39
9/27 at 100.00 296,184
1,895 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/24 at 100.00 1,896,031
1,415 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 1,301,505
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation
Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370
5.000%, 12/01/25
12/24 at 100.00 1,394,238
1,260
5.000%, 12/01/26
12/24 at 100.00 1,281,550
Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 $ 1,078,579
345 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call 291,682
Total Tax Obligation/Limited 43,047,610
Transportation - 4 .0%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 1,120,188
Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A:
1,065
5.000%, 9/01/31
9/29 at 100.00 1,193,640
1,100
5.000%, 9/01/38
9/29 at 100.00 1,195,583
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series
2020A, 3.000%, 9/01/26
No Opt. Call 999,236
New York Transportation Development Corporation, New York, Special Facilities Bonds,
LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,500
5.000%, 7/01/34, (AMT)
7/24 at 100.00 2,503,975
1,515
5.000%, 7/01/46, (AMT)
7/24 at 100.00 1,501,887
Total Transportation 8,514,509
U.S. Guaranteed - 4 .1% (d)
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 1,535,071
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%,
10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 1,295,602
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated
Group, Series 2021B:
40
5.000%, 11/15/54, (Pre-refunded 11/15/28)
No Opt. Call 43,744
Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series
2018A:
365
4.000%, 9/01/37, (Pre-refunded 9/01/26)
9/26 at 100.00 376,683
2,155
4.000%, 9/01/38, (Pre-refunded 9/01/26)
9/26 at 100.00 2,223,974
Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health
Obligated Group, Series 2021C:
15
5.000%, 11/15/52, (Pre-refunded 11/15/26)
No Opt. Call 15,862
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40, (Pre-
refunded 10/01/26)
10/26 at 100.00 2,120,649
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded 9/01/26)
9/26 at 100.00 1,035,283
Total U.S. Guaranteed 8,646,868
Utilities - 15 .3%
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012,
5.000%, 11/21/45, (AMT), 144A
7/24 at 100.00 129,141
Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel
Aire & Park Cities, Kansas Project, Refunding Series 2017:
600
5.000%, 9/01/27 - AGM Insured
No Opt. Call 640,782
1,135
4.000%, 9/01/29 - AGM Insured
9/27 at 100.00 1,163,107
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 100,606
1,750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.000%, 7/01/28
1/24 at 100.00 1,751,576
29
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
Series 2016:
$ 370
5.000%, 7/01/36
7/26 at 100.00 $ 377,738
2,580
5.000%, 1/01/46
7/26 at 100.00 2,596,328
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,012,394
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 3,809,077
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000
5.000%, 10/01/32
10/24 at 100.00 1,012,099
1,000
5.000%, 10/01/33
10/24 at 100.00 1,011,960
Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series
2018A:
1,000
5.000%, 4/01/33 - BAM Insured
4/26 at 100.00 1,041,371
1,000
5.000%, 4/01/34 - BAM Insured
4/26 at 100.00 1,041,827
1,000
5.000%, 4/01/35 - BAM Insured
4/26 at 100.00 1,041,828
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series
2007VV:
2,480
5.250%, 7/01/27 - AGM Insured
No Opt. Call 2,475,103
1,065
5.250%, 7/01/31 - AGM Insured
No Opt. Call 1,057,084
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,
5.000%, 7/01/28 - AGC Insured
1/24 at 100.00 477,272
Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
475
3.000%, 10/01/28
10/26 at 100.00 461,141
355
3.000%, 10/01/29
10/26 at 100.00 341,674
780
3.000%, 10/01/30
10/26 at 100.00 744,388
580
3.000%, 10/01/31
10/26 at 100.00 549,094
Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series 2021A:
785
4.000%, 8/01/30 - BAM Insured
8/29 at 100.00 821,145
740
4.000%, 8/01/31 - BAM Insured
8/29 at 100.00 771,548
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/24 at 100.00 1,503,073
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call 1,171,040
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 2,006,591
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 2,284,413
Total Utilities 32,393,400
Total Municipal Bonds
(cost $216,102,687) 202,055,770
Shares Description (a) Value
X 7,178,080
COMMON STOCKS - 3.4%   X 7,178,080
Utilities - 3 .4%
89,726 (e),(f) Energy Harbor Corp $ 7,178,080
Total Utilities 7,178,080
Total Common Stocks
(cost $2,547,413) 7,178,080
Total Long-Term Investments
(cost $218,650,100) 209,233,850
Other Assets & Liabilities, Net - 0.9% 1,927,940
Net Assets - 100% $ 211,161,790
Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
30
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series
2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project,
Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project,First Energy Guarantor, Series 2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements
31
Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 103.6%
X 246,023,743
MUNICIPAL BONDS - 103.6%   X 246,023,743
Education and Civic Organizations - 19 .3%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville
University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 $ 144,332
Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of
Danville, Centre College Project, Series 2021:
4,700
4.000%, 6/01/46
6/31 at 100.00 4,498,617
4,200
4.000%, 6/01/51
6/31 at 100.00 3,857,026
Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of
Stamping Ground, Transylvania University Project, Refunding Series 2021A:
1,040
4.000%, 3/01/46
3/30 at 100.00 896,391
705
4.000%, 3/01/49
3/30 at 100.00 593,695
Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation
Kentucky Information Highway Project, Senior Series 2015A:
2,000
5.000%, 7/01/33
7/25 at 100.00 2,027,109
5,320
5.000%, 7/01/40
7/25 at 100.00 5,337,186
2,500
5.000%, 1/01/45
7/25 at 100.00 2,500,956
400 Kentucky Higher Education Student Loan Corporation, Student Loan Revenue
Bonds, Senior Series 2014A, 5.000%, 6/01/24, (AMT)
No Opt. Call 402,485
Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior
Series 2021A-1:
500
5.000%, 6/01/31, (AMT)
No Opt. Call 529,620
1,450
2.125%, 6/01/32, (AMT)
6/31 at 100.00 1,242,722
Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series
2019A:
1,000
5.000%, 6/01/28, (AMT)
No Opt. Call 1,045,434
700
5.000%, 6/01/29, (AMT)
No Opt. Call 738,370
Kentucky State University, Certificates of Participation, Series 2021:
500
4.000%, 11/01/41 - BAM Insured
11/31 at 100.00 495,837
3,025
4.000%, 11/01/51 - BAM Insured
11/31 at 100.00 2,859,288
2,850
4.000%, 11/01/56 - BAM Insured
11/31 at 100.00 2,677,062
Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine
University Inc Project, Refunding & Improvement Series 2015:
1,790
5.000%, 5/01/31
5/25 at 100.00 1,730,768
1,210
5.000%, 5/01/40
5/25 at 100.00 1,074,291
Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125
5.000%, 3/01/26
3/25 at 100.00 1,148,971
1,075
5.000%, 3/01/27
3/25 at 100.00 1,096,720
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 254,746
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 4,585,198
3,450 University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series
2016D, 5.000%, 3/01/32
9/26 at 100.00 3,573,668
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 2,540,140
Total Education and Civic Organizations 45,850,632
Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
32
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 19 .1%
$ 9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 $ 8,193,583
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 8,173,492
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%,
8/15/41
8/27 at 100.00 3,026,073
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 500,928
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 6,519,403
Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,
Series 2019A-2:
100
5.000%, 8/01/37
8/29 at 100.00 104,814
100
5.000%, 8/01/38
8/29 at 100.00 104,152
2,500
5.000%, 8/01/44
8/29 at 100.00 2,552,625
Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue
Bonds, UofL Health Project, Series 2022A:
1,165
5.000%, 5/15/52
5/32 at 100.00 1,180,349
4,500
5.000%, 5/15/52 - AGM Insured
5/32 at 100.00 4,619,003
2,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023A, 5.000%, 10/01/42
10/33 at 100.00 2,092,017
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County
Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37
8/26 at 100.00 2,015,930
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County
Community Hospital Corporation, Refunding Series 2021A:
600
5.000%, 4/01/24
No Opt. Call 602,977
600
5.000%, 4/01/25
No Opt. Call 612,747
500
5.000%, 4/01/26
No Opt. Call 520,344
500
5.000%, 4/01/27
No Opt. Call 530,878
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County
Community Hospital Corporation, Series 2012A:
1,980
5.000%, 10/01/33
1/24 at 100.00 1,981,142
2,000
5.000%, 10/01/37
1/24 at 100.00 2,000,834
Total Health Care 45,331,291
Materials - 0 .5%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 1,091,704
Total Materials 1,091,704
Tax Obligation/Limited - 36 .4%
1,250 Barren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2015, 5.000%, 8/01/24
No Opt. Call 1,261,978
1,500 Christian County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2023, 4.500%, 10/01/53 - AGM Insured
10/33 at 100.00 1,493,514
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series 2019,
5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 3,107,459
Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington
Center Corporation Project, Series 2018A:
6,000
5.000%, 9/01/43
9/28 at 100.00 6,109,899
10,400
5.000%, 9/01/48
9/28 at 100.00 10,577,974
33
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
Louisville Arena Authority, Inc., Series 2017A:
$ 13,650 (c)
4.000%, 12/01/41 - AGM Insured, (UB)
12/27 at 100.00 $ 13,221,834
1,000
4.000%, 12/01/41 - AGM Insured
12/27 at 100.00 968,632
4,100
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 4,232,506
Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
7,000 (c)
5.000%, 4/01/32, (UB)
4/27 at 100.00 7,355,042
6,000
5.000%, 4/01/38
4/27 at 100.00 6,245,285
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds, Project
126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 2,603,825
1,930 Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,
Revitalization Project, Refunding Series 2017A, 5.000%, 7/01/33
7/27 at 100.00 2,065,852
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,
Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 5,371,924
Logan County School District Finance Corporation, Kentucky, Revenue Bonds, School
Building Series 2023:
2,650
4.125%, 9/01/41
9/33 at 100.00 2,606,568
2,765
4.250%, 9/01/42
9/33 at 100.00 2,718,572
2,870
4.250%, 9/01/43
9/33 at 100.00 2,810,893
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 803,616
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 2,251,206
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured
2018A-1:
1,205
0.000%, 7/01/33
7/28 at 86.06 789,880
1,799
4.500%, 7/01/34
7/25 at 100.00 1,788,474
89
5.000%, 7/01/58
7/28 at 100.00 86,515
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,334,620
4,180 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 3,967,015
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 2,700,432
Total Tax Obligation/Limited 86,473,515
Transportation - 5 .8%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern
Kentucky International Airport, Refunding Series 2016:
1,635
5.000%, 1/01/25
No Opt. Call 1,666,673
1,750
5.000%, 1/01/31
1/26 at 100.00 1,799,636
1,210
5.000%, 1/01/33
1/26 at 100.00 1,243,617
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/
Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49
1/29 at 100.00 4,463,672
700 Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds,
Downtown Crossing Project, Capital Appreciation First Tier Series 2013B,
0.000%, 7/01/32
7/28 at 76.98 438,194
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds,
Downtown Crossing Project, Convertible Capital Appreciation First Tier Series
2013C, 6.600%, 7/01/39
7/31 at 100.00 1,132,241
Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding
Series 2014A:
1,555
5.000%, 7/01/31, (AMT)
7/24 at 100.00 1,558,997
1,500
5.000%, 7/01/32, (AMT)
7/24 at 100.00 1,503,821
Total Transportation 13,806,851
Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 1 .6% (d)
$ 3,750 Kentucky Economic Development Finance Authority, Louisville Arena Project
Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2, 0.000%,
12/01/23 - AGC Insured, (ETM)
No Opt. Call $ 3,750,000
Total U.S. Guaranteed 3,750,000
Utilities - 20 .9%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 5,335,559
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34, (AMT)
6/31 at 100.00 4,835,856
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26, (AMT)
12/23 at 100.00 1,339,375
3,265 Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving
Fund Revenue Bonds, Series 2018A, 5.000%, 2/01/30
2/28 at 100.00 3,542,977
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 1,280,700
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer
and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%,
5/15/37
5/28 at 100.00 3,764,054
Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage
System Revenue Bonds, Series 2014A:
795
5.000%, 5/15/27
11/24 at 100.00 809,403
1,785
4.000%, 5/15/40
11/24 at 100.00 1,781,007
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project, Series
2003A, 2.000%, 10/01/33
4/31 at 100.00 8,151,787
1,900 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%, 6/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 1,899,111
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 2,084,361
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
12/23 at 100.00 5,006
Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
685
5.000%, 11/01/25 - AGM Insured
5/25 at 100.00 699,019
1,100
5.000%, 11/01/34 - AGM Insured
5/25 at 100.00 1,125,864
1,635
5.000%, 11/01/37 - AGM Insured
5/25 at 100.00 1,670,496
8,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 8,166,371
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 2,819,500
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding
Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call 409,304
Total Utilities 49,719,750
Total Municipal Bonds
(cost $259,426,299) 246,023,743
Total Long-Term Investments
(cost $259,426,299) 246,023,743
Floating Rate Obligations - (7.0)%   (16,520,000)
Other Assets & Liabilities, Net - 3.4% 8,004,906
Net Assets - 100% $ 237,508,649
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
35
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements
36
Nuveen Michigan Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 93.5%
X 214,344,757
MUNICIPAL BONDS - 93.5%   X 214,344,757
Consumer Staples - 0.9%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006
Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%,
6/01/40
12/30 at 100.00 $ 2,040,809
Total Consumer Staples 2,040,809
Education and Civic Organizations - 8.3%
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 399,728
350 Grand Valley State University, Michigan, General Revenue Bonds, Refunding
Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 355,198
Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 251,842
250 5.000%, 12/01/32 12/24 at 100.00 251,383
90 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call 89,766
2,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 2,720,453
1,800 Michigan Technological University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/45
10/25 at 100.00 1,825,024
Michigan Technological University, General Revenue Bonds, Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,588,315
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 1,054,111
Northern Michigan University, General Revenue Bonds, Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 540,077
400 5.000%, 12/01/34 6/28 at 100.00 432,005
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%,
3/01/47
3/26 at 100.00 5,558,947
2,760 Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%,
3/01/50
3/29 at 100.00 2,817,513
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 531,532
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 656,028
Total Education and Civic Organizations 19,071,922
Health Care - 4.5%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 4,905,997
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 2,727,857
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit
Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 2,743,066
Total Health Care 10,376,920
Housing/Multifamily - 0.8%
Michigan Housing Development Authority, Rental Housing Revenue Bonds,
Series 2021A:
320 1.050%, 10/01/27 No Opt. Call 290,156
500 1.150%, 4/01/28 No Opt. Call 441,698
720 1.375%, 4/01/29 No Opt. Call 629,159
625 1.600%, 4/01/30 No Opt. Call 527,381
Total Housing/Multifamily 1,888,394
37
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.3%
$ 750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 $ 552,868
Total Long-Term Care 552,868
Tax Obligation/General - 41.5%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call 1,388,215
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 902,809
Battle Creek School District, Calhoun County, Michigan, General Obligation
Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 1,965,562
3,000 4.000%, 5/01/47 5/32 at 100.00 2,937,171
1,100 Birmingham Public Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Refunding Series 2023, 5.000%, 5/01/43
5/33 at 100.00 1,179,702
Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I:
2,250 5.000%, 5/01/43 5/27 at 100.00 2,307,245
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake, State
of Michigan  School Building and Site General Obligation Bonds, Refunding
2018, 5.000%, 5/01/36
5/28 at 100.00 1,087,461
Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan,
General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 942,854
1,310 5.000%, 5/01/43 5/29 at 100.00 1,406,688
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2014, 5.000%,
5/01/39
5/24 at 100.00 1,523,679
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 1,130,143
1,275 Cedar Springs Public School District, Kent and Newaygo Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2023-II, 5.000%,
5/01/51
5/33 at 100.00 1,335,232
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 924,713
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II, 5.000%,
5/01/38
5/32 at 100.00 1,100,961
110 Detroit City School District, Wayne County, Michigan, Unlimited Tax School
Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25
No Opt. Call 112,069
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan, General
Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44
5/30 at 100.00 1,661,714
2,000 East Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 2,087,789
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan, General
Obligation Bonds, School Building & Site Series 2021-I, 4.000%, 5/01/50
5/31 at 100.00 1,958,576
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 1,667,119
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 4,494,023
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 2,107,012
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 1,598,818
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 1,058,425
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 2,720,744
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 1,402,030
Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023, 5.000%,
5/01/53
5/33 at 100.00 $ 1,042,000
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/45
5/30 at 100.00 1,985,047
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 3,117,495
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds,
School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 1,817,838
Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home
Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call 524,241
500 5.000%, 4/01/31 4/27 at 100.00 535,846
380 Kalamazoo Public Schools, Michigan, General Obligation Bonds, School
Building & Site Series 2023-I, 5.000%, 5/01/48 - AGM Insured
5/33 at 100.00 400,113
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015,
5.000%, 1/01/35
1/25 at 100.00 1,090,633
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 1,803,232
L'Anse Creuse Public Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call 540,989
400 5.000%, 5/01/33 No Opt. Call 467,897
185 Lansing Community College, Michigan, General Obligation Bonds, College
Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 199,881
Lansing, Ingham and Eaton Counties, Michigan, General Obligation Bonds,
Limited Tax Capital Improvement Series 2023:
2,260 4.250%, 6/01/48 - AGM Insured 6/33 at 100.00 2,168,270
2,225 4.250%, 6/01/53 - AGM Insured 6/33 at 100.00 2,119,976
Marquette, Michigan, General Obligation Bonds, Refunding & Limited
Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call 232,345
375 4.000%, 5/01/28 5/27 at 100.00 386,463
550 4.000%, 5/01/29 5/27 at 100.00 565,711
265 4.000%, 5/01/31 5/27 at 100.00 271,408
215 4.000%, 5/01/32 5/27 at 100.00 219,460
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter
County of Wayne Criminal Justice Center Project, Senior Lien Series 2018,
5.000%, 11/01/43
11/28 at 100.00 1,049,057
Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter
County of Wayne, Second Lien Refunding Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 2,317,054
6,000 4.000%, 11/01/55 11/30 at 100.00 5,490,419
Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 1,592,920
2,465 5.000%, 5/01/45 5/30 at 100.00 2,587,178
Muskegon County, Michigan, General Obligation Water Supply System
Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 566,861
1,290 5.000%, 11/01/36 11/25 at 100.00 1,326,894
Rockford Public Schools, Kent County, Michigan, General Obligation Bonds,
School Building & Site Series 2019I:
3,050 5.000%, 5/01/42 5/29 at 100.00 3,210,439
3,120 5.000%, 5/01/46 5/29 at 100.00 3,272,614
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,162,765
1,000 South Haven Public Schools, Van Buren County, Michigan, General Obligation
Bonds, School Building & Site, Series 2023II, 5.000%, 5/01/52
5/33 at 100.00 1,047,684
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General Obligation
Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 - BAM Insured
5/24 at 100.00 1,926,360
39
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 $ 3,403,385
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 4,283,748
395 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2021, 4.000%, 11/01/31 -
AGM Insured
5/31 at 100.00 414,959
1,050 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 1,072,067
Total Tax Obligation/General 95,214,003
Tax Obligation/Limited - 16.7%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment Revenue
Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 - AGM
Insured
7/24 at 100.00 2,939,225
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 959,229
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1, 5.000%, 10/01/39
10/24 at 100.00 4,088,227
3,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 3,520,054
1,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 954,541
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program, Series
2021I, 4.000%, 10/15/46
10/31 at 100.00 3,946,314
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series
2020B, 4.000%, 11/15/45
11/30 at 100.00 9,167,104
3,725 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series
2021A, 4.000%, 11/15/46
11/31 at 100.00 3,689,961
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,805 0.000%, 7/01/33 7/28 at 86.06 1,183,182
2,690 4.500%, 7/01/34 7/25 at 100.00 2,674,260
1,676 5.000%, 7/01/58 7/28 at 100.00 1,629,206
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 730,632
2,960 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,809,178
Total Tax Obligation/Limited 38,291,113
Transportation - 4.0%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 1,291,879
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 2,127,099
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 2,004,394
3,330 5.000%, 12/01/41 12/31 at 100.00 3,602,948
Total Transportation 9,026,320
U.S. Guaranteed - 3.1% (c)
155 Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%,
3/01/44, (Pre-refunded 3/01/28) - AGM Insured
3/28 at 100.00 162,632
800 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014, 5.000%, 1/01/39, (Pre-refunded
1/01/24)
1/24 at 100.00 801,015
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 728,169
Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (c) (continued)
$ 1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 $ 1,891,306
560 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45, (Pre-refunded 5/15/25)
5/25 at 100.00 574,602
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 3,018,509
Total U.S. Guaranteed 7,176,233
Utilities - 13.4%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 876,713
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018,
5.000%, 1/01/48
1/28 at 100.00 1,709,350
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 1,270,281
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding &
Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,557,241
170 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2023A, 5.000%, 7/01/38 , (WI/DD)
1/34 at 100.00 190,963
1,000 Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds,
Refunding Series 2017A, 5.000%, 7/01/32
7/27 at 100.00 1,072,157
Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds,
Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 5,043,764
12,435 5.000%, 7/01/48 7/29 at 100.00 12,922,009
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series
2016A, 5.000%, 7/01/29
7/26 at 100.00 1,035,710
Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 1,269,025
1,000 5.000%, 7/01/33 7/26 at 100.00 1,030,239
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 1,505,456
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 1,223,267
Total Utilities 30,706,175
Total Municipal Bonds
(cost $218,250,538) 214,344,757
Total Long-Term Investments
(cost $218,250,538) 214,344,757
Other Assets & Liabilities, Net - 6.5% 14,999,339
Net Assets - 100% $ 229,344,096
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
41
Nuveen Missouri Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.4%
X 497,194,577
MUNICIPAL BONDS - 99.4%   X 497,194,577
Consumer Staples - 2 .5%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
1/24 at 100.00 $ 3,005,367
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds,
Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call 9,726,904
Total Consumer Staples 12,732,271
Education and Civic Organizations - 7 .6%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 1,201,767
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri, Series
2018 A, 4.000%, 10/01/38
10/28 at 100.00 998,759
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2013A, 5.000%, 6/01/33
12/23 at 100.00 1,025,882
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 2,034,975
2,225 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series 2019,
4.000%, 10/01/35
10/29 at 100.00 2,240,172
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%,
10/01/33
1/24 at 100.00 3,469,909
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 1,002,523
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University,
Series 2015A:
3,700
5.000%, 10/01/38
10/25 at 100.00 3,794,575
2,000
4.000%, 10/01/42
10/25 at 100.00 1,950,292
600 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A, 4.000%, 10/01/36
4/27 at 100.00 607,767
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University,
Series 2019A:
9,165
5.000%, 10/01/46
4/29 at 100.00 9,588,456
5,840
4.000%, 10/01/48
4/29 at 100.00 5,578,429
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster
University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 992,419
Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
500
4.000%, 10/01/33
10/27 at 100.00 511,850
380
4.000%, 10/01/34
10/27 at 100.00 387,603
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 1,646,865
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
1/24 at 100.00 925,594
Total Education and Civic Organizations 37,957,837
Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 24 .1%
$ 675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
12/23 at 100.00 $ 675,057
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series
2016:
1,455
5.000%, 8/01/29
8/26 at 100.00 1,345,838
1,000
5.000%, 8/01/30
8/26 at 100.00 911,179
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 3,123,216
1,160 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
1/24 at 103.00 1,196,110
Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Southeasthealth, Series 2017A:
1,325
5.000%, 3/01/31
3/27 at 100.00 1,356,699
1,320
5.000%, 3/01/32
3/27 at 100.00 1,349,390
1,645
5.000%, 3/01/36
3/27 at 100.00 1,670,270
2,680 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%, 3/01/46
3/31 at 100.00 2,232,597
Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,
Hannibal Regional Healthcare System, Series 2017:
1,170
4.000%, 10/01/31
10/27 at 100.00 1,163,008
1,220
4.000%, 10/01/32
10/27 at 100.00 1,209,802
3,045
5.000%, 10/01/42
10/27 at 100.00 3,073,066
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 1,561,605
8,285 Missouri Health and Education Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/35
5/26 at 100.00 8,491,559
1,000 Missouri Health and Education Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%, 11/15/43
5/28 at 100.00 1,022,214
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 1,000,558
12,725 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 11,774,582
9,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D,
4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 8,369,502
3,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 2,783,545
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
CoxHealth, Series 2013A:
1,475
5.000%, 11/15/44
1/24 at 100.00 1,475,417
2,980
5.000%, 11/15/48
1/24 at 100.00 2,980,356
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
CoxHealth, Series 2015A:
2,035
5.000%, 11/15/33
11/25 at 100.00 2,056,682
4,400
5.000%, 11/15/39
11/25 at 100.00 4,439,371
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy
Health, Series 2014F:
845
5.000%, 11/15/45
11/24 at 100.00 845,423
2,300
4.250%, 11/15/48
11/24 at 100.00 2,221,579
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy
Health, Series 2017C:
3,500
5.000%, 11/15/42
11/27 at 100.00 3,581,789
4,635
4.000%, 11/15/47
11/27 at 100.00 4,368,121
43
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,330 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 $ 1,431,372
7,500 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 6,846,252
4,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 4,376,571
8,995 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 8,039,840
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint
Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
1,500
3.500%, 12/01/32
6/25 at 100.00 1,477,715
2,000
5.000%, 12/01/33
6/25 at 100.00 2,034,086
500
3.625%, 12/01/34
6/25 at 100.00 492,688
1,100 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019, 4.000%,
12/01/35
6/29 at 100.00 1,108,360
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM
Health Care, Series 2018A:
1,000
4.000%, 6/01/48
6/28 at 100.00 921,241
1,500
5.000%, 6/01/48
6/28 at 100.00 1,528,609
2,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 1,802,128
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 1,503,993
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 2,684,739
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 1,644,681
Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830
5.000%, 11/15/28
11/25 at 100.00 833,614
2,325
4.000%, 11/15/36
11/25 at 100.00 2,080,380
4,650
5.000%, 11/15/46
11/25 at 100.00 4,451,333
1,080 Stoddard County Industrial Development Authority, Missouri, Health Facility
Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
1/24 at 103.00 1,114,114
Total Health Care 120,650,251
Housing/Multifamily - 0 .2%
1,000 Missouri Housing Development Commission, Multifamily Housing Revenue
Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45
12/23 at 100.00 1,000,359
Total Housing/Multifamily 1,000,359
Housing/Single Family - 0 .1%
465 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2,
3.800%, 11/01/37
11/26 at 100.00 443,403
45 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%,
11/01/34
5/25 at 100.00 43,275
Total Housing/Single Family 486,678
Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 4 .1%
$ 900 Kirkwood Industrial Development Authority, Missouri, Retirement Community
Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 $ 753,779
555 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%, 8/01/41
8/31 at 100.00 431,033
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services
Projects, Series 2014A:
1,000
5.000%, 2/01/35
2/24 at 100.00 991,503
1,500
5.000%, 2/01/44
2/24 at 100.00 1,395,386
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 5,103,429
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services
Projects, Series 2019C:
475
4.000%, 2/01/32
2/29 at 100.00 444,077
1,000
5.000%, 2/01/42
2/29 at 102.00 946,254
3,580
4.000%, 2/01/48
2/29 at 100.00 2,790,640
Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship
Village of Sunset Hills, Series 2012:
550
5.000%, 9/01/32
1/24 at 100.00 535,904
2,750
5.000%, 9/01/42
1/24 at 100.00 2,428,655
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
1/24 at 100.00 2,569,925
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%,
9/01/48
9/27 at 100.00 1,695,937
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 434,322
Total Long-Term Care 20,520,844
Tax Obligation/General - 15 .3%
3,040 Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 3,301,696
3,665 Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 3,693,522
Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds,
Refunding Series 2015:
2,000
4.000%, 3/01/35
3/27 at 100.00 2,031,204
1,160
4.000%, 3/01/36
3/27 at 100.00 1,174,620
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 3,008,682
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 1,268,490
Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
450
4.000%, 3/01/36
3/27 at 100.00 458,019
500
4.000%, 3/01/38
3/27 at 100.00 501,462
Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds,
Refunding & Improvement Series 2015:
1,500
4.000%, 3/01/31
3/24 at 100.00 1,502,064
1,000
4.000%, 3/01/32
3/24 at 100.00 1,000,566
1,800 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36
3/27 at 100.00 1,900,304
2,000 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 - BAM
Insured
3/32 at 100.00 2,171,083
45
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 $ 1,004,437
2,000 Jackson County Consolidated School District 2, Raytown, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 2,184,595
1,000 Jackson County Consolidated School District 2, Raytown, Missouri, General
Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 1,004,158
1,000 Jackson County Consolidated School District 2, Raytown, Missouri, General
Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 1,067,524
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37
3/29 at 100.00 1,262,975
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 1,491,686
2,000 Jefferson County School District R-1 Northwest, Missouri, General Obligation
Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 2,132,932
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 2,044,926
Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510
4.000%, 2/01/36
2/28 at 100.00 1,533,045
1,000
4.000%, 2/01/37
2/28 at 100.00 1,010,190
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue
Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 1,639,190
Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
325
5.000%, 3/01/34
3/26 at 100.00 337,859
685
5.000%, 3/01/35
3/26 at 100.00 711,800
North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct
Deposit Program, Improvement Series 2022:
3,300
5.250%, 3/01/38
3/32 at 100.00 3,767,510
5,000
5.250%, 3/01/40
3/32 at 100.00 5,644,005
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 1,004,158
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018,
5.000%, 3/01/37
3/26 at 100.00 2,078,032
695 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 708,246
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31
3/26 at 100.00 2,034,120
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of
Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 1,204,141
Rolla School District 31, Phelps County, Missouri, General Obligation Bonds, Direct Deposit
Program Refunding and Improvement Series 2023:
1,095
5.000%, 3/01/41
3/32 at 100.00 1,189,262
1,675
5.000%, 3/01/42
3/32 at 100.00 1,808,431
1,550
5.000%, 3/01/43
3/32 at 100.00 1,667,370
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds, Series
2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 3,797,052
1,000 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 1,032,221
3,425 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 3,746,768
1,500 Springfield School District R12, Greene County, Missouri, General Obligation
Bonds, School Building Series 2023, 4.000%, 3/01/43
3/32 at 100.00 1,508,021
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 3/01/37
3/30 at 100.00 3,797,142
Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
46
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 600 Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series
2019, 4.000%, 3/01/37
3/27 at 100.00 $ 604,615
1,135 Wright City School District R-II, Warren County, Missouri, General Obligation
Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM Insured
9/32 at 100.00 1,340,825
Total Tax Obligation/General 76,368,948
Tax Obligation/Limited - 17 .8%
4,800 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series
2019, 4.000%, 10/01/48
10/29 at 100.00 4,670,841
945 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm
Project, Special Districts Refunding & Improvement Series 2015A, 4.750%,
6/01/30
6/24 at 100.00 933,065
Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340
4.000%, 4/01/38
4/28 at 100.00 338,124
2,515
5.000%, 4/01/43
4/28 at 100.00 2,613,197
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 903,687
2,130 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 2,131,328
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%, 4/01/41
4/31 at 100.00 484,537
1,587 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
1/24 at 100.00 507,869
750 Greene County, Missouri, Certificates of Participation, Capital Projects, Series
2018, 4.000%, 9/01/33
9/28 at 100.00 767,160
1,000 Hanley/Eager Road Transportation Development District, Missouri, Revenue
Bonds, Refunding Series 2016A, 3.625%, 3/01/33
1/24 at 100.00 871,366
1,145 Harrisonville, Missouri, Certificates of Participation, Refunding and
Improvement, Parks Improvement Project Series 2023B, 5.000%, 3/01/33
3/28 at 100.00 1,187,155
Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,560
5.750%, 3/01/24 - SYNCORA GTY Insured
No Opt. Call 1,562,981
1,745
5.500%, 3/01/26 - SYNCORA GTY Insured
No Opt. Call 1,759,759
Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
Series 2013B:
1,000
4.875%, 3/01/33
1/24 at 100.00 945,401
1,300
5.000%, 3/01/38
1/24 at 100.00 1,212,022
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A, 5.250%,
12/01/47
12/33 at 100.00 2,171,221
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
1/24 at 100.00 926,436
625 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 609,185
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue
Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 - AMBAC Insured
No Opt. Call 1,790,947
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 1,005,312
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment
District, Series 2014C, 5.000%, 9/01/33
1/24 at 100.00 1,751,337
Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360
4.000%, 10/01/30
10/27 at 100.00 368,628
2,500
5.000%, 9/01/31
9/27 at 100.00 2,656,185
235
3.625%, 10/01/32
10/27 at 100.00 233,789
47
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 $ 1,709,575
159 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
1/24 at 100.00 135,765
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
1/24 at 100.00 207,537
Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue
Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,450
5.000%, 2/01/40, 144A
2/28 at 100.00 1,153,971
100
5.000%, 2/01/50, 144A
2/28 at 100.00 73,866
Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
Commons Project, Series 2015A:
1,195
5.750%, 6/01/35, 144A
6/25 at 100.00 1,101,407
1,285
6.000%, 6/01/46, 144A
6/25 at 100.00 1,166,041
2,000 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 2,080,106
615 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31
11/29 at 100.00 577,160
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects, Series
2022, 5.750%, 5/01/52
5/32 at 100.00 1,091,971
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 1,003,548
Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment
and Improvement District Revenue Bonds, Series 2021:
200
3.000%, 5/01/24
No Opt. Call 198,564
225
3.000%, 5/01/25
No Opt. Call 218,682
275
3.000%, 5/01/26
No Opt. Call 262,681
625
3.000%, 5/01/30
5/29 at 100.00 557,986
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured
2018A-1:
3,000
4.500%, 7/01/34
7/25 at 100.00 2,982,446
1,350
0.000%, 7/01/46
7/28 at 41.38 398,375
2,140
0.000%, 7/01/51
7/28 at 30.01 465,579
1,001
5.000%, 7/01/58
7/28 at 100.00 972,926
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured
Cofina Project Series 2019A-2:
2,000
4.329%, 7/01/40
7/28 at 100.00 1,898,093
1,000
4.329%, 7/01/40
7/28 at 100.00 949,069
18
4.536%, 7/01/53
7/28 at 100.00 16,450
Pulaski County, Missouri, Certificates of Participation, Series 2019:
880
4.000%, 12/01/32
12/27 at 100.00 884,654
915
4.000%, 12/01/33
12/27 at 100.00 919,912
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 389,673
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement District
Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 217,097
405 Saint Louis County Industrial Development Authority, Missouri, Transporation
Development Revenue Bonds, University Place Transportation Development
District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A
1/24 at 100.00 359,699
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 2,108,098
Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention
Center, Expansion & Improvement Projects Series 2020:
$ 2,450
5.000%, 10/01/40 - AGM Insured
10/30 at 100.00 $ 2,613,747
5,500
5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 5,685,990
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention
Center, Series 2009A:
1,000
0.000%, 7/15/26 - AGC Insured
No Opt. Call 909,327
1,000
0.000%, 7/15/27 - AGC Insured
No Opt. Call 877,739
1,000
0.000%, 7/15/28 - AGC Insured
No Opt. Call 844,912
1,000
0.000%, 7/15/29 - AGC Insured
No Opt. Call 810,084
Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505
4.000%, 4/01/29
4/25 at 100.00 509,646
345
4.000%, 4/01/30
4/25 at 100.00 348,431
565
4.000%, 4/01/32
4/25 at 100.00 566,497
585
4.000%, 4/01/33
4/25 at 100.00 586,536
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series 2023,
5.000%, 11/01/40
11/33 at 100.00 480,241
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 2,636,794
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements
Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 4,310,593
1,415 Taney County Industrial Development Authority, Missouri, Sales Tax Revenue
Improvement Bonds, Big Cedar Infrastructure Project Series 2023, 6.000%,
10/01/49, 144A
10/30 at 100.00 1,378,639
The Industrial Development Authority of the City of Saint Louis, Missouri, Development
Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A:
150
3.875%, 11/15/29
11/26 at 100.00 130,176
3,350
4.375%, 11/15/35
11/26 at 100.00 2,660,444
1,575
4.750%, 11/15/47
11/26 at 100.00 1,143,859
95 Town and Country Crossing Transportation Development District, Missouri,
Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%,
4/01/37
4/28 at 100.00 83,614
1,115 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,119,129
1,500 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 1,484,511
1,290 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1, Series
2022, 3.625%, 3/01/40
3/29 at 100.00 1,014,624
205 Washington Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Phoenix Center II Community Improvement District Project, Refunding
Series 2021, 2.500%, 11/01/29
11/26 at 100.00 188,058
Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation,
Series 2015:
1,700
3.375%, 4/01/29
4/24 at 100.00 1,699,891
600
3.500%, 4/01/32
4/24 at 100.00 598,417
Total Tax Obligation/Limited 89,184,362
Transportation - 7 .6%
Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds,
Kansas City International Airport Terminal Modernization Project, Series 2019A:
320
5.000%, 3/01/36, (AMT)
3/29 at 100.00 332,931
7,000
5.000%, 3/01/44, (AMT)
3/29 at 100.00 7,094,175
49
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds,
Kansas City International Airport Terminal Modernization Project, Series 2019B:
$ 1,225
5.000%, 3/01/39, (AMT)
3/29 at 100.00 $ 1,257,478
7,700
5.000%, 3/01/46, (AMT)
3/29 at 100.00 7,782,681
14,240
5.000%, 3/01/54, (AMT)
3/29 at 100.00 14,357,566
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 2,085,611
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,034,242
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series
2017D:
2,835
5.000%, 7/01/34 - AGM Insured, (AMT)
7/27 at 100.00 2,946,693
1,000
5.000%, 7/01/37 - AGM Insured, (AMT)
7/27 at 100.00 1,027,834
Total Transportation 37,919,211
U.S. Guaranteed - 0 .4% (d)
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM
Health Care, Series 2014A:
10
5.000%, 6/01/26, (Pre-refunded 6/01/24)
6/24 at 100.00 10,085
2,000
5.000%, 6/01/31, (Pre-refunded 6/01/24)
6/24 at 100.00 2,016,905
Total U.S. Guaranteed 2,026,990
Utilities - 19 .7%
Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series
2017:
670
3.500%, 1/01/32
1/25 at 100.00 651,441
720
4.000%, 1/01/42
1/25 at 100.00 668,029
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM Insured
12/23 at 100.00 3,001,309
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,680,569
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 145,899
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
1,865
4.000%, 1/01/37
1/28 at 100.00 1,884,540
1,000
4.000%, 1/01/38
1/28 at 100.00 1,003,342
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement
Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 1,601,567
10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 5/01/47
5/27 at 100.00 10,315,267
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds,
Refunding Improvement Series 2022B:
5,875
5.000%, 5/01/47
5/32 at 100.00 6,357,862
3,915
5.250%, 5/01/52
5/32 at 100.00 4,291,421
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 2,826,566
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series
2020B:
5,240
5.000%, 5/01/47
5/30 at 100.00 5,607,975
5,385
5.000%, 5/01/49
5/30 at 100.00 5,740,021
1,785 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2022A, 5.000%, 5/01/38
5/32 at 100.00 2,004,338
5,980 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 6,746,662
Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 $ 2,853,029
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series 1998A,
2.900%, 9/01/33
7/27 at 102.00 4,542,887
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 936,678
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 1,589,027
2,000 Missouri Environmental Improvement and Energy Resources Authority, Water
Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%,
1/01/40
1/25 at 100.00 2,030,235
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2
Project, Refunding Series 2015A:
1,125
5.000%, 12/01/35
6/25 at 100.00 1,142,607
2,370
5.000%, 12/01/37
6/25 at 100.00 2,404,342
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie
State Power Project, Refunding Series 2016A:
1,415
5.000%, 12/01/34
6/26 at 100.00 1,462,973
245
4.000%, 12/01/35 - BAM Insured
6/26 at 100.00 246,820
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum
Point Project, Refunding Series 2014A:
1,000
5.000%, 1/01/32
1/25 at 100.00 1,011,273
1,500
5.000%, 1/01/33
1/25 at 100.00 1,516,910
1,450
5.000%, 1/01/34
1/25 at 100.00 1,466,347
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35
1/26 at 100.00 2,510,974
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 1,063,938
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%, 12/01/32
12/27 at 100.00 1,535,258
3,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 3,567,821
6,200 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 6,568,697
1,465 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 1,511,035
1,740 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 1,730,565
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 2,014,605
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 2,113,997
Total Utilities 98,346,826
Total Municipal Bonds
(cost $507,438,428) 497,194,577
Total Long-Term Investments
(cost $507,438,428) 497,194,577
Other Assets & Liabilities, Net - 0.6% 2,763,335
Net Assets - 100% $ 499,957,912
51
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements
52
Nuveen Ohio Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.2%
X 533,448,813
MUNICIPAL BONDS - 93.3%   X 533,448,813
Consumer Discretionary - 1 .5%
Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater
Columbus Convention Center Hotel Expansion Project, Series 2019:
$ 1,430
5.000%, 12/01/39
12/29 at 100.00 $ 1,362,444
2,150
5.000%, 12/01/44
12/29 at 100.00 2,005,502
5,570
5.000%, 12/01/51
12/29 at 100.00 5,084,722
Total Consumer Discretionary 8,452,668
Consumer Staples - 3 .0%
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
4.000%, 6/01/48
6/30 at 100.00 1,279,404
18,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2,
5.000%, 6/01/55
6/30 at 100.00 16,005,360
Total Consumer Staples 17,284,764
Education and Civic Organizations - 11 .6%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 669,194
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A,
5.000%, 6/01/34
12/25 at 100.00 2,116,655
Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community
Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding
Series 2015:
1,320
5.000%, 6/01/32 - BAM Insured
6/25 at 100.00 1,349,412
2,680
5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 2,736,581
Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland
Community College, Refunding Series 2019:
2,770
5.000%, 10/01/32
10/29 at 100.00 3,084,309
2,055
4.000%, 10/01/34
10/29 at 100.00 2,139,497
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 2,494,360
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 913,224
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2017, 5.000%, 9/01/41
9/26 at 100.00 3,777,219
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2020A, 4.000%, 9/01/40
9/30 at 100.00 2,429,431
530 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2021A, 5.000%, 9/01/30
No Opt. Call 597,223
Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
100
5.000%, 12/01/26
No Opt. Call 103,346
125
5.000%, 12/01/28
No Opt. Call 131,755
150
5.000%, 12/01/30
No Opt. Call 159,662
53
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B:
$ 700
4.000%, 12/01/35 - BAM Insured
12/30 at 100.00 $ 701,052
740
4.000%, 12/01/37 - BAM Insured
12/30 at 100.00 718,810
570
4.000%, 12/01/38 - BAM Insured
12/30 at 100.00 547,957
600
4.000%, 12/01/39 - BAM Insured
12/30 at 100.00 570,909
610
4.000%, 12/01/40 - BAM Insured
12/30 at 100.00 575,092
1,260
4.000%, 12/01/41 - BAM Insured
12/30 at 100.00 1,176,805
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 1,394,671
Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project,
Series 2017A:
2,100
5.000%, 11/01/42
5/27 at 100.00 2,171,215
1,500
5.250%, 11/01/46
5/27 at 100.00 1,552,827
Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds,
John Carroll University 2022 Project, Series 2022:
3,750
4.000%, 10/01/42
10/31 at 100.00 3,358,442
3,750
4.000%, 10/01/47
10/31 at 100.00 3,215,911
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 3,968,425
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 836,048
485 Ohio Higher Educational Facility Commission, Revenue Bonds, University of
Dayton Project, Series 2020, 4.000%, 2/01/39
2/30 at 100.00 479,211
Ohio State University, General Receipts Bonds, Series 2014A:
4,820
5.000%, 12/01/34
12/24 at 100.00 4,884,063
5,000
5.000%, 12/01/39
12/24 at 100.00 5,045,066
Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120
5.000%, 6/01/28 - BAM Insured
6/26 at 100.00 1,167,482
1,180
5.000%, 6/01/29 - BAM Insured
6/26 at 100.00 1,229,738
1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding &
Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 972,997
University of Akron, Ohio, General Receipts Bonds, Series 2021A:
1,615
5.000%, 1/01/31 - BAM Insured
No Opt. Call 1,798,978
1,780
5.000%, 1/01/33 - BAM Insured
No Opt. Call 2,025,011
2,835 University of Cincinnati, Ohio, General Receipts Bonds, Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 2,906,570
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call 1,125,357
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call 1,072,460
Total Education and Civic Organizations 66,196,965
Health Care - 7 .7%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series
2017A, 5.000%, 8/01/42
2/28 at 100.00 2,566,316
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017, 5.000%,
12/01/37
12/27 at 100.00 3,803,754
Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities
Authority, Hospital Revenue Bonds, Series 2019B:
5,000
4.000%, 1/01/43
1/29 at 100.00 4,911,058
6,500
4.000%, 1/01/46
1/29 at 100.00 6,262,992
Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,
Series 2013:
$ 1,600
5.000%, 6/15/43
1/24 at 100.00 $ 1,383,440
495
5.250%, 6/15/43
1/24 at 100.00 441,899
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH:
1,000
4.000%, 12/01/46
6/27 at 100.00 950,207
2,255
5.000%, 12/01/46
6/27 at 100.00 2,279,826
Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital
Medical Center, Series 2019CC:
600
5.000%, 11/15/41
No Opt. Call 663,194
3,000
5.000%, 11/15/49
No Opt. Call 3,265,241
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 2,302,197
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44
1/24 at 100.00 4,596,480
Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group,
Refunding Series 2017A:
1,155
5.000%, 1/01/30
1/28 at 100.00 1,248,269
2,755
5.000%, 1/01/33
1/28 at 100.00 2,968,326
Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Fixed Interest
Rate Series 2020A:
2,280
4.000%, 1/15/50
1/30 at 100.00 2,039,576
2,725
5.000%, 1/15/50
1/30 at 100.00 2,797,667
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 1,656,277
Total Health Care 44,136,719
Housing/Multifamily - 0 .9%
5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue Bonds,
Series 2021, 4.000%, 8/01/36
8/31 at 100.00 4,902,255
Total Housing/Multifamily 4,902,255
Tax Obligation/General - 22 .7%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin,
Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds,
Various Purpose School Improvement Series 2017, 5.000%, 12/01/41
12/27 at 100.00 3,313,266
5,185 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 5,532,414
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio,
General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 - NPFG Insured
No Opt. Call 826,675
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement Series
2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call 416,821
2,250 City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and
Community Center Limited Tax Series 2023, 4.000%, 12/01/48
6/30 at 100.00 2,147,460
Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2023A:
135
5.000%, 12/01/41
6/33 at 100.00 147,010
300
5.000%, 12/01/43
6/33 at 100.00 323,130
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds, Fire
Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 1,060,774
Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School
Facilities Construction and Improvement, Refunding Series 2006:
960
0.000%, 12/01/28 - AGM Insured
No Opt. Call 818,861
40
0.000%, 12/01/28 - AGM Insured
No Opt. Call 34,355
55
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 $ 5,962,377
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A,
5.000%, 4/01/29
10/28 at 100.00 5,510,837
Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A:
5,175
5.000%, 4/01/36
10/30 at 100.00 5,810,635
2,000
5.000%, 4/01/38
10/30 at 100.00 2,196,252
1,325
5.000%, 4/01/41
10/30 at 100.00 1,439,333
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 509,503
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 552,739
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 878,289
5,000 Dublin City School District, Franklin, Delaware and Union Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 4,857,365
Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000
5.000%, 12/01/23
No Opt. Call 1,000,000
450
5.000%, 12/01/24
No Opt. Call 458,449
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A, 4.000%,
12/01/50
12/30 at 100.00 2,358,768
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 4,358,591
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 2,105,052
Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation
Bonds, School Improvement Series 2013:
500
0.000%, 12/01/29
No Opt. Call 405,604
850
0.000%, 12/01/30
No Opt. Call 662,926
Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds,
School Facilities Construction & Improvement Series 2019:
3,960
4.000%, 12/01/51
6/29 at 100.00 3,643,176
1,150
5.000%, 12/01/53
6/29 at 100.00 1,194,227
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation Bonds,
School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 2,476,692
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call 961,479
1,560 Kettering City School District, Montgomery County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 1,719,717
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 1,019,507
1,000 Maumee City School District, Lucas County, Ohio, General Obligation Bonds,
Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call 1,000,000
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 475,802
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call 1,100,605
Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
North Olmsted City School District, Ohio, General Obligation Bonds, School Improvement
Programmatic Series 2023A:
$ 2,030
5.000%, 10/15/48
4/31 at 100.00 $ 2,116,867
3,995
5.250%, 10/15/56
4/31 at 100.00 4,209,415
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 3,648,489
Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500
5.000%, 9/15/27
No Opt. Call 4,871,253
5,000
5.000%, 9/01/30
No Opt. Call 5,703,143
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 7,075,948
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement, Series
2014R, 5.000%, 5/01/29
5/24 at 100.00 2,013,656
Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500
5.000%, 5/01/33
5/28 at 100.00 2,711,714
1,250
5.000%, 5/01/34
5/28 at 100.00 1,353,968
Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2020W:
1,035
5.000%, 5/01/32
5/30 at 100.00 1,169,807
2,315
5.000%, 5/01/35
5/30 at 100.00 2,595,271
Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2020B:
350
5.000%, 8/01/32
8/28 at 100.00 383,487
270
5.000%, 8/01/36
8/28 at 100.00 291,431
Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2022A:
1,000
5.000%, 3/01/39
3/33 at 100.00 1,122,998
1,470
5.000%, 3/01/40
3/33 at 100.00 1,642,622
Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2016:
1,000
5.000%, 12/01/38
6/26 at 100.00 1,035,839
1,875
5.000%, 12/01/41
6/26 at 100.00 1,934,507
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,562,133
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
1/24 at 100.00 50,050
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio, General
Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55
1/28 at 100.00 2,220,064
4,000 South-Western City School District, Franklin and Pickaway Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 3,847,370
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital Improvement
Series 2020, 4.000%, 12/01/35
12/30 at 100.00 1,227,557
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 1,443,474
5,000 Worthington City School District, Franklin County, Ohio, General Obligation
Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 5,534,575
Total Tax Obligation/General 130,044,329
Tax Obligation/Limited - 20 .3%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
460
5.000%, 12/01/25
1/24 at 100.00 460,581
1,165
5.000%, 12/01/30
1/24 at 100.00 1,166,164
1,890
5.000%, 12/01/35
1/24 at 100.00 1,890,435
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 2,463,849
57
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 $ 5,324,936
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements,
Subordinate Lien Series 2017B-2:
1,250
5.000%, 10/01/31
4/28 at 100.00 1,349,800
1,000
5.000%, 10/01/32
4/28 at 100.00 1,078,831
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing
Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%,
12/01/51
6/29 at 100.00 468,558
1,025 Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing
Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A
No Opt. Call 1,022,670
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 4,132,236
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000
5.000%, 12/01/28
12/24 at 100.00 1,015,832
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 3,011,841
495 Fairborn City School District, Greene, Clark and Montgomery Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2021, 4.000%,
12/01/37 - BAM Insured
12/28 at 100.00 497,136
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series
2019, 5.000%, 12/01/46
12/29 at 100.00 3,706,683
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000
5.000%, 6/01/37
6/28 at 100.00 1,068,450
11,000
5.000%, 6/01/43
6/28 at 100.00 11,545,643
6,000
5.000%, 6/01/48
6/28 at 100.00 6,264,265
1,220 Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont,
Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and
Warren, Ohio, Certificates of Participation, School Improvement Project,
Series 2021, 4.000%, 12/01/37
12/29 at 100.00 1,232,703
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call 1,740,431
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 2,301,554
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500
0.000%, 12/01/26 - AMBAC Insured
No Opt. Call 451,684
1,750
0.000%, 12/01/28 - AGM Insured
No Opt. Call 1,477,402
3,300
0.000%, 12/01/28 - AMBAC Insured
No Opt. Call 2,779,130
Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series
2009B:
435
0.000%, 9/01/27
No Opt. Call 383,980
855
0.000%, 9/01/28
No Opt. Call 729,215
1,035 Norwood, Hamilton County, Ohio, Special Obligation Development Revenue
Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 919,684
5,745 Ohio State, Capital Facilities Lease Appropriation Bonds, Administrative
Building Fund Project, Series 2015A, 4.000%, 4/01/35
4/25 at 100.00 5,773,188
Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund
Projects, Series 2019A:
2,465
5.000%, 4/01/38
4/29 at 100.00 2,643,008
2,485
5.000%, 4/01/39
4/29 at 100.00 2,654,383
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional
Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 1,322,356
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional
Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call 2,559,463
Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation
Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 $ 1,290,379
Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement
Fund Projects, Series 2022A:
1,325
5.000%, 12/01/28
No Opt. Call 1,462,435
1,750
5.000%, 12/01/30
No Opt. Call 1,979,041
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims Fund
Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 1,736,616
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call 1,443,393
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port
Authority Seaport and Docks Project, State Transportation Infrastructure GRF
Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 1,407,683
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 2,183,570
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM Insured
12/25 at 100.00 2,028,626
775 Port of Greater Cincinnati Development Authority, Ohio, Public Improvement
TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A
12/28 at 100.00 613,908
485 Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Development TIF Revenue Bonds, RBM Development - Phase 2B Project,
Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 466,838
990 Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Tax Increment Financing Revenue Bonds, Cooperative Township Public
Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%,
11/01/51
11/30 at 100.00 800,887
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured
2018A-1:
4,430
0.000%, 7/01/33
7/28 at 86.06 2,903,877
6,605
4.500%, 7/01/34
7/25 at 100.00 6,566,353
1,257
5.000%, 7/01/58
7/28 at 100.00 1,221,904
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 487,088
4,915 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,664,565
195 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series
2007A, 5.750%, 12/01/27
1/24 at 100.00 194,108
Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of
Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400
5.000%, 12/01/23
12/23 at 100.00 1,400,000
800
5.000%, 12/01/24
1/24 at 100.00 801,543
Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000
5.000%, 12/01/28
12/25 at 100.00 1,038,078
1,000
5.000%, 12/01/29
12/25 at 100.00 1,036,704
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019,
4.000%, 12/01/44
12/24 at 100.00 2,899,002
Triway Local School District, Ohio, Certificates of Participation, Series 2021:
2,395
4.000%, 12/01/41 - BAM Insured
12/28 at 100.00 2,346,444
1,460
4.000%, 12/01/42 - BAM Insured
12/28 at 100.00 1,412,395
Total Tax Obligation/Limited 115,821,528
59
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 4 .6%
$ 750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 $ 716,295
Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth
Bypass Project, Series 2015:
3,500
5.000%, 12/31/35 - AGM Insured, (AMT)
6/25 at 100.00 3,541,377
5,245
5.000%, 12/31/39 - AGM Insured, (AMT)
6/25 at 100.00 5,273,692
7,725
5.000%, 6/30/53, (AMT)
6/25 at 100.00 7,732,544
3,865 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call 3,882,887
4,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 4,242,435
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 1,063,412
Total Transportation 26,452,642
U.S. Guaranteed - 4 .6% (c)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 4,588,461
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,810
5.000%, 12/01/32, (Pre-refunded 12/01/24)
12/24 at 100.00 1,844,162
1,385
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 1,411,140
1,055
5.000%, 12/01/35, (Pre-refunded 12/01/24)
12/24 at 100.00 1,074,912
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease
Revenue Bonds, Columbus City & Franklin County Lessees, Refunding
Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded 12/01/24)
12/24 at 100.00 10,514,861
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 1,016,731
Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
Bonds, Refunding Series 2015:
1,050
5.000%, 12/01/32, (Pre-refunded 12/01/25)
12/25 at 100.00 1,090,190
1,105
5.000%, 12/01/33, (Pre-refunded 12/01/25)
12/25 at 100.00 1,147,296
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%,
12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 1,087,887
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded 12/01/25)
12/25 at 100.00 2,364,317
Total U.S. Guaranteed 26,139,957
Utilities - 16 .4%
3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 3,620,865
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call 1,881,867
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Refunding Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 1,501,333
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 2,985,291
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 1,705,126
American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project Revenue Bonds,
Green Bonds Series 2020A:
250
4.000%, 2/15/40
2/29 at 100.00 242,700
1,200
4.000%, 2/15/44
2/29 at 100.00 1,121,082
Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
60
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 465 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005,
5.000%, 12/01/23 - AGM Insured
No Opt. Call $ 465,000
Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000
4.000%, 11/15/37 - AGM Insured
11/29 at 100.00 994,907
2,000
4.000%, 11/15/38 - AGM Insured
11/29 at 100.00 1,975,308
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call 1,345,780
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740
0.000%, 11/15/34 - NPFG Insured
No Opt. Call 3,040,660
7,500
0.000%, 11/15/38 - NPFG Insured
No Opt. Call 3,772,016
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 1,391,782
Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000
5.000%, 6/01/29
6/26 at 100.00 5,242,560
6,750
5.000%, 6/01/32
6/26 at 100.00 7,070,829
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer
District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/34
12/30 at 100.00 1,352,061
Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865
4.000%, 10/01/37 - BAM Insured
10/29 at 100.00 870,787
1,000
4.000%, 10/01/38 - BAM Insured
10/29 at 100.00 996,363
1,015
4.000%, 10/01/39 - BAM Insured
10/29 at 100.00 1,005,236
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 1,110,736
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,066,981
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series
2016, 4.000%, 12/01/38
12/25 at 100.00 1,002,007
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds,
Refunding & Improvement Series 2017:
5,570
5.000%, 11/15/33
5/28 at 100.00 6,056,536
5,275
4.000%, 11/15/43
5/28 at 100.00 5,282,712
1,900 Ohio Water Development Authority, Revenue Bonds, Drinking Water
Assistance Fund, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,990,961
Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019:
3,800
5.000%, 12/01/38
12/29 at 100.00 4,134,784
5,320
5.000%, 6/01/44
12/29 at 100.00 5,689,923
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 4,318,264
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 5,344,798
1,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call 1,053,069
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 5,341,978
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 9,042,684
Total Utilities 94,016,986
Total Municipal Bonds
(cost $546,437,473) 533,448,813
61
Shares Description (a) Value
X 28,050,720
COMMON STOCKS - 4.9%   X 28,050,720
Utilities - 4 .9%
350,634 (d),(e) Energy Harbor Corp $ 28,050,720
Total Utilities 28,050,720
Total Common Stocks
(cost $9,249,818) 28,050,720
Total Long-Term Investments
(cost $555,687,291) 561,499,533
Other Assets & Liabilities, Net - 1.8% 10,455,376
Net Assets - 100% $ 571,954,909
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.750%, 12/01/23. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements
62
Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 110.2%
X 78,155,880
MUNICIPAL BONDS - 99.9%   X 78,155,880
Consumer Discretionary - 0 .3%
$ 250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
1/24 at 100.00 $ 250,484
Total Consumer Discretionary 250,484
Education and Civic Organizations - 7 .0%
1,300 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 1,272,194
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American
Peace Academy, Series 2020:
420
4.000%, 3/15/30
No Opt. Call 417,516
500
4.000%, 3/15/40
3/30 at 100.00 454,882
1,175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 1,027,677
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee
School of Engineering, Series 2021B:
500
2.125%, 4/01/39 - AGM Insured
4/31 at 100.00 356,135
500
2.125%, 4/01/40 - AGM Insured
4/31 at 100.00 347,921
415
2.250%, 4/01/41 - AGM Insured
4/31 at 100.00 290,078
500
2.250%, 4/01/42 - AGM Insured
4/31 at 100.00 345,149
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee Science Education Consortium, Inc., Academy of Science
Series 2023A, 5.000%, 3/15/53
3/33 at 100.00 938,857
Total Education and Civic Organizations 5,450,409
Health Care - 22 .0%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021:
155
5.000%, 7/01/29
No Opt. Call 165,180
190
5.000%, 7/01/31
No Opt. Call 205,586
4,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit
Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 4,725,760
8,565 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 8,515,075
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 1,019,363
1,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 1,396,912
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 1,005,045
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%, 2/15/37 -
AGM Insured
2/30 at 100.00 173,774
Total Health Care 17,206,695
63
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 22 .8%
$ 2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds,
Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
1/24 at 100.00 $ 1,962,708
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project, Series
2013B, 4.700%, 4/01/38
1/24 at 100.00 2,000,952
380 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
1/24 at 100.00 380,231
Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series
2017A:
750
4.000%, 11/01/47
11/26 at 100.00 665,257
1,500 (c)
4.150%, 5/01/55
11/26 at 100.00 1,402,965
2,230 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 2,019,253
2,000 (c) Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 1,891,393
4,520 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 3,270,558
2,000 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 2,083,350
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,204,175
Total Housing/Multifamily 17,880,842
Industrials - 0 .9%
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project
Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
1/24 at 100.00 676,101
Total Industrials 676,101
Long-Term Care - 16 .4%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30
1/24 at 100.00 422,809
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW
Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 97,876
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 1,372,722
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
1/24 at 101.00 1,696,606
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021,
3.250%, 7/01/37
7/26 at 101.00 350,949
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
1/24 at 102.00 1,676,094
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 1,752,822
1,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 1,492,567
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 397,725
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 492,422
Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
64
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three
Pillars Senior Living Communities, Series 2021A:
$ 1,000
4.000%, 8/15/51
8/31 at 100.00 $ 737,883
1,000
4.000%, 8/15/55
8/31 at 100.00 719,974
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
1/24 at 101.00 1,651,019
Total Long-Term Care 12,861,468
Tax Obligation/Limited - 25 .0%
10,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/49
6/29 at 47.10 2,959,693
Brookfield Community Development and Redevelopment Authority, Wisconsin, Community
Development Revenue Bonds, Series 2015A:
1,340
3.550%, 6/01/34
6/25 at 100.00 1,319,080
1,530
3.600%, 6/01/35
6/25 at 100.00 1,507,053
1,000 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 983,459
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
Series 2016A:
800
5.000%, 11/15/30
11/26 at 100.00 841,770
500
5.000%, 11/15/31
11/26 at 100.00 525,962
550
5.000%, 11/15/32
11/26 at 100.00 578,241
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
Series 2017:
630
5.000%, 11/15/28
11/26 at 100.00 664,895
500
5.000%, 11/15/34
11/26 at 100.00 525,674
1,000
5.000%, 11/15/35
11/26 at 100.00 1,046,179
335 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 - AGM
Insured
1/24 at 100.00 337,064
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call 2,175,164
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series
2006:
120
5.000%, 10/01/25 - NPFG Insured
1/24 at 100.00 121,257
125
5.000%, 10/01/28 - FGIC Insured
1/24 at 100.00 126,339
Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series
2016:
390
5.000%, 12/15/27
6/26 at 100.00 408,189
1,000
5.000%, 12/15/30
6/26 at 100.00 1,044,901
500
5.000%, 12/15/31
6/26 at 100.00 522,327
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
675
5.250%, 12/15/27
No Opt. Call 715,210
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035
0.000%, 12/15/28 - AGM Insured
No Opt. Call 1,708,827
1,945
0.000%, 12/15/31
No Opt. Call 1,446,411
Total Tax Obligation/Limited 19,557,695
65
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 0 .3% (d)
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
$ 190
5.250%, 12/15/27, (ETM)
No Opt. Call $ 199,709
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30, (Pre-
refunded 8/15/25)
8/25 at 100.00 10,244
Total U.S. Guaranteed 209,953
Utilities - 5 .2%
185 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/31 - AGM Insured
No Opt. Call 183,625
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2005SS, 5.000%, 7/01/30 - AGM Insured
1/24 at 100.00 569,965
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,
5.000%, 7/01/28 - AGC Insured
1/24 at 100.00 785,509
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU,
5.000%, 7/01/24 - AGM Insured
1/24 at 100.00 304,775
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675
5.250%, 7/01/24 - NPFG Insured
No Opt. Call 674,140
130
5.250%, 7/01/26 - NPFG Insured
No Opt. Call 128,721
250
5.250%, 7/01/35 - NPFG Insured
No Opt. Call 245,528
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
1/24 at 100.00 1,169,970
Total Utilities 4,062,233
Total Municipal Bonds
(cost $86,103,865) 78,155,880
Shares Description (a) Value
X 8,075,520
COMMON STOCKS - 10.3%   X 8,075,520
Utilities - 10 .3%
100,944 (e),(f) Energy Harbor Corp $ 8,075,520
Total Utilities 8,075,520
Total Common Stocks
(cost $2,869,331) 8,075,520
Total Long-Term Investments
(cost $88,973,196) 86,231,400
Floating Rate Obligations - (10.2)%   (8,020,000)
Other Assets & Liabilities, Net - 0.0% 58,506
Net Assets - 100% $ 78,269,906
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
66
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation
Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refund-ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp.
(“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements
67
November 30, 2023 (Unaudited) Kansas Kentucky Michigan Missouri Ohio
ASSETS
Long-term investments, at value
†
$ 209,233,850 $ 246,023,743 $ 214,344,757 $ 497,194,577 $ 561,499,533
Cash – 1,472,135 1,526,042 – –
Unrealizezd appreciation on cross currency swap contracts – – – – –
Receivables:
Interest 2,703,132 3,353,624 2,205,846 5,891,622 9,342,774
Investments sold 120,639 – 5,646,894 1,159,518 5,046,260
Shares sold 5,089,262 4,723,526 8,769,295 5,693,451 6,169,268
Other 18,933 116,718 73,828 90,500 156,502
Total assets 217,165,816 255,689,746 232,566,662 510,029,668 582,214,337
LIABILITIES
Cash overdraft 5,076,864 – – 5,274,562 5,476,102
Floating rate obligations – 16,520,000 – – –
Payables:
Management fees 83,921 94,053 89,311 202,327 226,178
Dividends 72,746 46,219 69,924 285,751 244,359
Interest – 529,720 1,199 326 –
Investments purchased - regular settlement – – 2,314,590 264,975 2,903,465
Investments purchased - when-issued/delayed-delivery settlement – – 183,682 – –
Shares redeemed 655,228 768,217 378,415 3,784,646 1,048,516
Accrued expenses:
Custodian fees 27,292 26,883 29,782 49,026 48,312
Trustees fees 8,012 108,238 61,699 74,603 145,668
Professional fees 23,223 24,724 22,799 27,744 26,741
Shareholder reporting expenses 10,853 10,934 13,141 17,711 24,403
Shareholder servicing agent fees 20,710 19,993 39,210 38,440 64,731
12b-1 distribution and service fees 25,138 32,092 18,778 51,576 50,899
Other 39 24 36 69 54
Total liabilities 6,004,026 18,181,097 3,222,566 10,071,756 10,259,428
Commitments and contingencies
(1)
Net assets $ 211,161,790 $ 237,508,649 $ 229,344,096 $ 499,957,912 $ 571,954,909
NET ASSETS CONSIST OF:
Paid-in capital $ 231,769,650 $ 266,629,669 $ 257,649,274 $ 545,364,321 $ 594,068,917
Total distributable earnings (loss) (20,607,860) (29,121,020) (28,305,178) (45,406,409) (22,114,008)
Net assets $ 211,161,790 $ 237,508,649 $ 229,344,096 $ 499,957,912 $ 571,954,909
†
Long-term investments, cost $ 218,650,100 $ 259,426,299 $ 218,250,538 $ 507,438,428 $ 555,687,291
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
68
November 30, 2023 (Unaudited) Wisconsin
ASSETS
Long-term investments, at value
†
$ 86,231,400
Unrealizezd appreciation on cross currency swap contracts –
Receivables:
Interest 1,138,792
Shares sold 1,438
Other 14,313
Total assets 87,385,943
LIABILITIES
Cash overdraft 701,799
Floating rate obligations 8,020,000
Payables:
Management fees 32,152
Dividends 10,614
Interest 172,472
Shares redeemed 110,047
Accrued expenses:
Custodian fees 17,728
Trustees fees 1,843
Professional fees 22,250
Shareholder reporting expenses 5,219
Shareholder servicing agent fees 10,344
12b-1 distribution and service fees 11,544
Other 25
Total liabilities 9,116,037
Commitments and contingencies
(1)
Net assets $ 78,269,906
NET ASSETS CONSIST OF:
Paid-in capital $ 90,875,413
Total distributable earnings (loss) (12,605,507)
Net assets $ 78,269,906
†
Long-term investments, cost $ 88,973,196
(1) As disclosed in Notes to Financial Statements.
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
69
Kansas Kentucky Michigan Missouri Ohio
CLASS A:
Net assets $ 126,078,054 $ 184,352,467 $ 88,971,231 $ 269,222,652 $ 270,032,695
Shares outstanding 12,737,689 18,818,949 8,423,628 25,883,945 24,919,462
Net asset value ("NAV") per share $ 9.90 $ 9.80 $ 10.56 $ 10.40 $ 10.84
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.33 $ 10.23 $ 11.02 $ 10.86 $ 11.32
CLASS C:
Net assets $ 5,930,632 $ 3,400,109 $ 5,714,885 $ 10,483,367 $ 9,450,958
Shares outstanding 600,540 347,271 542,719 1,011,846 877,259
NAV and offering price per share $ 9.88 $ 9.79 $ 10.53 $ 10.36 $ 10.77
CLASS I:
Net assets $ 79,153,104 $ 49,756,073 $ 134,657,980 $ 220,251,893 $ 292,471,256
Shares outstanding 7,974,516 5,087,323 12,773,444 21,208,583 27,096,813
NAV and offering price per share $ 9.93 $ 9.78 $ 10.54 $ 10.39 $ 10.79
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
70
Wisconsin
CLASS A:
Net assets $ 51,264,302
Shares outstanding 5,286,453
Net asset value ("NAV") per share $ 9.70
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.13
CLASS C:
Net assets $ 4,171,339
Shares outstanding 430,211
NAV and offering price per share $ 9.70
CLASS I:
Net assets $ 22,834,265
Shares outstanding 2,352,368
NAV and offering price per share $ 9.71
Authorized shares - per class Unlimited
Par value per share $ 0.01
Statement of Operations
See Notes to Financial Statements
71
Six Months Ended November 30, 2023 (Unaudited) Kansas Kentucky Michigan Missouri
INVESTMENT INCOME
Interest $ 3,708,223 $ 4,760,222 $ 4,934,111 $ 10,577,001
Total investment income 3,708,223 4,760,222 4,934,111 10,577,001
EXPENSES
– – – –
Management fees 552,520 630,475 676,512 1,292,943
12b-1 service fees - Class A 129,823 187,857 91,567 275,657
12b-1 distribution and service fees - Class C 32,128 18,063 29,874 57,284
Shareholder servicing agent fees - Class A 23,700 32,274 26,597 41,202
Shareholder servicing agent fees - Class C 1,171 619 1,729 1,707
Shareholder servicing agent fees - Class I 15,007 10,025 48,756 33,583
Interest expense 24,511 480,778 9,414 61,270
Trustees fees 4,379 5,038 5,552 10,252
Custodian expenses, net — 1,887 — —
Registration fees 3,213 3,194 4,681 4,717
Professional fees 31,844 33,712 34,060 42,727
Shareholder reporting expenses 7,310 7,499 9,212 11,787
Other 8,104 8,044 8,661 9,274
Total expenses 833,710 1,419,465 946,615 1,842,403
Net investment income (loss) 2,874,513 3,340,757 3,987,496 8,734,598
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,833,785) (1,542,783) (5,728,383) (4,481,295)
Net realized gain (loss) (1,833,785) (1,542,783) (5,728,383) (4,481,295)
Change in unrealized appreciation (depreciation) on:
Investments 1,241,845 1,406,170 3,192,193 4,468,054
Net change in unrealized appreciation (depreciation) 1,241,845 1,406,170 3,192,193 4,468,054
Net realized and unrealized gain (loss) (591,940) (136,613) (2,536,190) (13,241)
Net increase (decrease) in net assets from operations $ 2,282,573 $ 3,204,144 $ 1,451,306 $ 8,721,357
Statement of Operations
(continued)
See Notes to Financial Statements
72
Six Months Ended November 30, 2023 (Unaudited) Ohio Wisconsin
INVESTMENT INCOME
Interest $ 9,903,915 $ 1,837,019
Total investment income 9,903,915 1,837,019
EXPENSES
– –
Management fees 1,448,896 210,520
12b-1 service fees - Class A 270,291 51,769
12b-1 distribution and service fees - Class C 51,490 22,581
Shareholder servicing agent fees - Class A 57,670 12,365
Shareholder servicing agent fees - Class C 2,191 1,073
Shareholder servicing agent fees - Class I 64,856 6,223
Interest expense 36,248 211,305
Trustees fees 11,683 1,649
Custodian expenses, net — 6,827
Registration fees 3,194 4,775
Professional fees 44,536 27,270
Shareholder reporting expenses 16,038 4,037
Other 10,936 7,101
Total expenses 2,018,029 567,495
Net investment income (loss) 7,885,886 1,269,524
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,797,162) (905,099)
Net realized gain (loss) (4,797,162) (905,099)
Change in unrealized appreciation (depreciation) on:
Investments 4,964,032 851,275
Net change in unrealized appreciation (depreciation) 4,964,032 851,275
Net realized and unrealized gain (loss) 166,870 (53,824)
Net increase (decrease) in net assets from operations $ 8,052,756 $ 1,215,700
Statement of Changes in Net Assets
See Notes to Financial Statements
73
Kansas Kentucky
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 2,874,513 $ 5,998,849 $ 3,340,757 $ 7,966,472
Net realized gain (loss) (1,833,785) (2,741,904) (1,542,783) (6,402,726)
Net change in unrealized appreciation (depreciation) 1,241,845 (4,412,896) 1,406,170 (7,471,113)
Net increase (decrease) in net assets from operations 2,282,573 (1,155,951) 3,204,144 (5,907,367)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,609,568) (3,286,845) (2,579,648) (5,689,605)
Class C (53,936) (128,281) (34,921) (102,672)
Class I (1,118,878) (2,252,089) (860,720) (1,999,048)
Total distributions (2,782,382) (5,667,215) (3,475,289) (7,791,325)
FUND SHARE TRANSACTIONS
Subscriptions 21,479,613 47,525,446 17,020,903 24,815,490
Reinvestments of distributions 2,330,505 4,694,386 3,157,640 7,037,178
Redemptions (42,408,335) (73,738,907) (47,685,567) (83,210,226)
Net increase (decrease) from Fund share transactions (18,598,217) (21,519,075) (27,507,024) (51,357,558)
Net increase (decrease) in net assets (19,098,026) (28,342,241) (27,778,169) (65,056,250)
Net assets at the beginning of period 230,259,816 258,602,057 265,286,818 330,343,068
Net assets at the end of period $ 211,161,790 $ 230,259,816 $ 237,508,649 $ 265,286,818
See Notes to Financial Statements
74
Michigan Missouri
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 3,987,496 $ 7,605,947 $ 8,734,598 $ 17,976,931
Net realized gain (loss) (5,728,383) (17,315,470) (4,481,295) (17,515,641)
Net change in unrealized appreciation (depreciation) 3,192,193 5,812,797 4,468,054 (7,135,225)
Net increase (decrease) in net assets from operations 1,451,306 (3,896,726) 8,721,357 (6,673,935)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,263,460) (2,349,643) (4,506,395) (8,598,507)
Class C (58,366) (101,629) (140,544) (300,369)
Class I (2,543,956) (4,582,170) (3,876,355) (7,925,723)
Total distributions (3,865,782) (7,033,442) (8,523,294) (16,824,599)
FUND SHARE TRANSACTIONS
Subscriptions 35,437,018 144,987,104 49,202,904 134,500,485
Reinvestments of distributions 3,262,729 5,766,385 6,875,128 13,155,981
Redemptions (103,613,653) (155,275,013) (88,487,444) (256,834,680)
Net increase (decrease) from Fund share transactions (64,913,906) (4,521,524) (32,409,412) (109,178,214)
Net increase (decrease) in net assets (67,328,382) (15,451,692) (32,211,349) (132,676,748)
Net assets at the beginning of period 296,672,478 312,124,170 532,169,261 664,846,009
Net assets at the end of period $ 229,344,096 $ 296,672,478 $ 499,957,912 $ 532,169,261
See Notes to Financial Statements
75
Ohio Wisconsin
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 7,885,886 $ 15,306,380 $ 1,269,524 $ 3,210,806
Net realized gain (loss) (4,797,162) (18,184,661) (905,099) (3,400,636)
Net change in unrealized appreciation (depreciation) 4,964,032 (853,060) 851,275 (2,955,892)
Net increase (decrease) in net assets from operations 8,052,756 (3,731,341) 1,215,700 (3,145,722)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,467,774) (6,552,912) (886,415) (1,978,565)
Class C (91,866) (186,099) (58,953) (143,094)
Class I (4,242,370) (7,972,219) (472,990) (1,269,054)
Total distributions (7,802,010) (14,711,230) (1,418,358) (3,390,713)
FUND SHARE TRANSACTIONS
Subscriptions 61,313,760 180,741,076 522,488 916,027
Reinvestments of distributions 6,275,022 11,565,065 1,340,013 3,108,173
Redemptions (98,458,537) (239,097,055) (10,331,492) (34,613,276)
Net increase (decrease) from Fund share transactions (30,869,755) (46,790,914) (8,468,991) (30,589,076)
Net increase (decrease) in net assets (30,619,009) (65,233,485) (8,671,649) (37,125,511)
Net assets at the beginning of period 602,573,918 667,807,403 86,941,555 124,067,066
Net assets at the end of period $ 571,954,909 $ 602,573,918 $ 78,269,906 $ 86,941,555
Financial Highlights
76
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kansas
Class
A
11/30/23(d)
$ 9.89 $ 0.13 $ — $ 0.13 $ (0.12) $ — $ (0.12) $ 9.90
5/31/23
10.14 0.24 (0.26) (0.02) (0.23) — (0.23) 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
5/31/21
10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
5/31/20
10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
5/31/19
10.56 0.35 0.16 0.51 (0.33) — (0.33) 10.74
Class
C
11/30/23(d)
9.86 0.09 0.01 0.10 (0.08) — (0.08) 9.88
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
5/31/21
10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
5/31/20
10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
5/31/19
10.54 0.26 0.17 0.43 (0.25) — (0.25) 10.72
Class
I
11/30/23(d)
9.92 0.14 — 0.14 (0.13) — (0.13) 9.93
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
5/31/21
10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
5/31/20
10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
5/31/19
10.60 0.37 0.17 0.54 (0.36) — (0.36) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements
77
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .35% $ 126,078 0 .81% (e) 0 .79% (e) 2 .58% (e) 3%
( 0 .18 ) 135,824 0 .81 0 .80 2 .46 15
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
0 .80 176,030 0 .82 0 .79 2 .79 21
4 .96 163,340 0 .89 0 .82 3 .28 15
1 .05 5,931 1 .61 (e) 1 .59 (e) 1 .77 (e) 3
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
( 0 .09 ) 12,261 1 .62 1 .59 1 .99 21
4 .13 12,340 1 .69 1 .62 2 .48 15
1 .47 79,153 0 .61 (e) 0 .59 (e) 2 .77 (e) 3
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6
1 .02 82,558 0 .62 0 .59 2 .98 21
5 .17 67,936 0 .69 0 .62 3 .46 15
78
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kentucky
Class
A
11/30/23(d)
$ 9.76 $ 0.13 $ 0.04 $ 0.17 $ (0.13) $ — $ (0.13) $ 9.80
5/31/23
10.17 0.27 (0.42) (0.15) (0.26) — (0.26) 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
5/31/21
10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
5/31/20
10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
5/31/19
10.64 0.32 0.28 0.60 (0.32) — (0.32) 10.92
Class
C
11/30/23(d)
9.75 0.09 0.04 0.13 (0.09) — (0.09) 9.79
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
5/31/21
10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
5/31/20
10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
5/31/19
10.64 0.23 0.28 0.51 (0.23) — (0.23) 10.92
Class
I
11/30/23(d)
9.74 0.14 0.04 0.18 (0.14) — (0.14) 9.78
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
5/31/21
10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
5/31/20
10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
5/31/19
10.64 0.34 0.27 0.61 (0.34) — (0.34) 10.91
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements
79
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .80% $ 184,352 1 .17% (e) 0 .79% (e) 2 .64% (e) 9%
( 1 .45 ) 198,453 1 .03 0 .78 2 .72 10
( 7 .25 ) 242,580 0 .83 0 .77 2 .41 16
5 .73 279,307 0 .83 0 .77 2 .67 5
2 .55 261,330 0 .93 0 .78 2 .78 13
5 .74 270,776 0 .97 0 .79 2 .97 25
1 .39 3,400 1 .97 (e) 1 .59 (e) 1 .83 (e) 9
( 2 .32 ) 4,003 1 .83 1 .58 1 .87 10
( 8 .01 ) 7,048 1 .63 1 .57 1 .60 16
4 .88 8,607 1 .63 1 .57 1 .87 5
1 .73 7,584 1 .73 1 .58 1 .98 13
4 .91 7,232 1 .77 1 .59 2 .17 25
1 .90 49,756 0 .97 (e) 0 .59 (e) 2 .82 (e) 9
( 1 .33 ) 62,831 0 .83 0 .58 2 .88 10
( 7 .05 ) 80,715 0 .63 0 .57 2 .60 16
5 .94 90,506 0 .63 0 .57 2 .87 5
2 .77 72,550 0 .73 0 .58 2 .98 13
5 .89 56,021 0 .76 0 .58 3 .17 25
80
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Michigan
Class
A
11/30/23(d)
$ 10.54 $ 0.15 $ 0.01 $ 0.16 $ (0.14) $ — $ (0.14) $ 10.56
5/31/23
10.93 0.26 (0.41) (0.15) (0.24) — (0.24) 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
5/31/21
11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
5/31/20
11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
5/31/19
11.35 0.30 0.31 0.61 (0.29) — (0.29) 11.67
Class
C
11/30/23(d)
10.51 0.11 0.01 0.12 (0.10) — (0.10) 10.53
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
5/31/21
11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
5/31/20
11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
5/31/19
11.31 0.21 0.31 0.52 (0.20) — (0.20) 11.63
Class
I
11/30/23(d)
10.53 0.16 0.01 0.17 (0.16) — (0.16) 10.54
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
5/31/21
11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
5/31/20
11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
5/31/19
11.33 0.32 0.32 0.64 (0.32) — (0.32) 11.65
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements
81
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .58% $ 88,971 0 .82% (e) 0 .81% (e) 2 .87% (e) 6%
( 1 .36 ) 96,194 0 .84 0 .80 2 .47 34
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .66 120,780 0 .83 0 .80 2 .46 10
5 .49 116,693 0 .86 0 .82 2 .66 16
1 .18 5,715 1 .62 (e) 1 .61 (e) 2 .07 (e) 6
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
3 .84 10,443 1 .63 1 .60 1 .66 10
4 .67 10,199 1 .66 1 .62 1 .85 16
1 .60 134,658 0 .62 (e) 0 .61 (e) 3 .04 (e) 6
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4
4 .88 148,589 0 .63 0 .60 2 .66 10
5 .72 123,326 0 .66 0 .62 2 .85 16
82
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Missouri
Class
A
11/30/23(d)
$ 10.37 $ 0.17 $ 0.03 $ 0.20 $ (0.17) $ — $ (0.17) $ 10.40
5/31/23
10.75 0.32 (0.40) (0.08) (0.30) — (0.30) 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
5/31/21
11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
5/31/20
11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
5/31/19
11.19 0.36 0.27 0.63 (0.37) — (0.37) 11.45
Class
C
11/30/23(d)
10.33 0.13 0.03 0.16 (0.13) — (0.13) 10.36
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
5/31/21
11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
5/31/20
11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
5/31/19
11.14 0.27 0.27 0.54 (0.28) — (0.28) 11.40
Class
I
11/30/23(d)
10.36 0.18 0.03 0.21 (0.18) — (0.18) 10.39
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
5/31/21
11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
5/31/20
11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
5/31/19
11.18 0.39 0.26 0.65 (0.40) — (0.40) 11.43
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements
83
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .94% $ 269,223 0 .79% (e) 0 .77% (e) 3 .34% (e) 15%
( 0 .75 ) 287,433 0 .77 0 .77 3 .03 25
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
3 .00 311,195 0 .77 0 .77 2 .82 11
5 .69 267,631 0 .78 0 .78 3 .26 17
1 .53 10,483 1 .59 (e) 1 .57 (e) 2 .54 (e) 15
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
2 .08 22,911 1 .57 1 .57 2 .02 11
4 .96 19,534 1 .58 1 .58 2 .46 17
2 .04 220,252 0 .59 (e) 0 .57 (e) 3 .54 (e) 15
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5
3 .22 294,393 0 .57 0 .57 3 .02 11
5 .93 259,964 0 .58 0 .58 3 .46 17
84
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ohio
Class
A
11/30/23(e)
$ 10.81 $ 0.14 $ 0.03 $ 0.17 $ (0.14) $ — $ (0.14) $ 10.84
5/31/23
11.10 0.26 (0.30) (0.04) (0.25) — (0.25) 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
5/31/21
11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
5/31/20
11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
5/31/19
11.29 0.33 0.32 0.65 (0.32) — (0.32) 11.62
Class
C
11/30/23(e)
10.74 0.10 0.03 0.13 (0.10) — (0.10) 10.77
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
5/31/21
11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
5/31/20
11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
5/31/19
11.22 0.23 0.33 0.56 (0.23) — (0.23) 11.55
Class
I
11/30/23(e)
10.77 0.15 0.02 0.17 (0.15) — (0.15) 10.79
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
5/31/21
11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
5/31/20
11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
5/31/19
11.24 0.35 0.32 0.67 (0.33) — (0.33) 11.58
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
See Notes to Financial Statements
85
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1 .57% $ 270,033 0 .78% (f) 0 .77% (f) 2 .61% (f) 7%
( 0 .35 ) 278,833 0 .77 0 .77 2 .38 29
( 5 .36 ) 309,710 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 2 .18 6
5 .35 342,227 0 .78 0 .77 2 .57 13
5 .84 321,256 0 .79 0 .79 2 .89 13
1 .18 9,451 1 .58 (f) 1 .57 (f) 1 .80 (f) 7
( 1 .17 ) 11,186 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .39 6
4 .52 19,914 1 .58 1 .57 1 .77 13
5 .02 20,574 1 .59 1 .59 2 .09 13
1 .60 292,471 0 .58 (f) 0 .57 (f) 2 .80 (f) 7
( 0 .07 ) 312,556 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 2 .38 6
5 .59 308,803 0 .58 0 .57 2 .77 13
6 .12 272,612 0 .59 0 .59 3 .09 13
86
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Wisconsin
Class
A
11/30/23(d)
$ 9.68 $ 0.15 $ 0.03 $ 0.18 $ (0.16) $ — $ (0.16) $ 9.70
5/31/23
10.24 0.31 (0.54) (0.23) (0.33) — (0.33) 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
5/31/21
10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
5/31/20
10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
5/31/19
10.48 0.33 0.32 0.65 (0.34) — (0.34) 10.79
Class
C
11/30/23(d)
9.68 0.11 0.03 0.14 (0.12) — (0.12) 9.70
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
5/31/21
10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
5/31/20
10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
5/31/19
10.48 0.24 0.32 0.56 (0.25) — (0.25) 10.79
Class
I
11/30/23(d)
9.69 0.16 0.03 0.19 (0.17) — (0.17) 9.71
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
5/31/21
10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
5/31/20
10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
5/31/19
10.50 0.35 0.32 0.67 (0.36) — (0.36) 10.81
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements
87
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .94% $ 51,264 1 .39% (e) 0 .88% (e) 3 .06% (e) 2%
( 2 .27 ) 53,676 1 .10 0 .86 3 .14 3
( 4 .71 ) 70,472 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 2 .97 6
1 .93 82,985 0 .93 0 .84 2 .85 23
6 .29 77,040 0 .93 0 .88 3 .11 26
1 .53 4,171 2 .19 (e) 1 .68 (e) 2 .26 (e) 2
( 3 .04 ) 4,920 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 2 .17 6
1 .11 9,205 1 .73 1 .64 2 .05 23
5 .45 8,690 1 .73 1 .68 2 .31 26
2 .03 22,834 1 .19 (e) 0 .68 (e) 3 .26 (e) 2
( 2 .05 ) 28,346 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 3 .17 6
2 .03 61,377 0 .73 0 .64 3 .04 23
6 .52 69,305 0 .73 0 .68 3 .32 26
88
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2023 (the "current fiscal period").
Fund Closure:
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Kansas
$ 40,475
Kentucky
12,824
Michigan
26,594
Missouri
39,218
Ohio
37,291
Wisconsin
3,769
89
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in
90
Notes to Financial Statements
(Unaudited) (continued)
accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 202,055,770 $ – $ 202,055,770
Common Stocks – 7,178,080 – 7,178,080
Total $ – $ 209,233,850 $ – $ 209,233,850
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 246,023,743 $ – $ 246,023,743
Total $ – $ 246,023,743 $ – $ 246,023,743
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 214,344,757 $ – $ 214,344,757
Total $ – $ 214,344,757 $ – $ 214,344,757
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 497,194,577 $ – $ 497,194,577
Total $ – $ 497,194,577 $ – $ 497,194,577
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 533,448,813 $ – $ 533,448,813
Common Stocks – 28,050,720 – 28,050,720
Total $ – $ 561,499,533 $ – $ 561,499,533
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 78,155,880 $ – $ 78,155,880
Common Stocks – 8,075,520 – 8,075,520
Total $ – $ 86,231,400 $ – $ 86,231,400
91
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
16,520,000 — 16,520,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
92
Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
22,011,808 4.00
Michigan
— —
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 4.14
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
16,520,000 — 16,520,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
93
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Kansas
$ 7,143,359 $ 25,338,680
Kentucky
31,092,790 62,862,624
Michigan
16,702,131 93,168,604
Missouri
75,010,285 105,140,069
Ohio
42,074,195 67,986,755
Wisconsin
2,039,373 10,144,153
Six Months Ended
11/30/23
Year Ended
5/31/23
Kansas Shares Amount Shares Amount
Subscriptions:
Class A 445,473 $4,315,611 2,046,878 $20,316,293
Class A - automatic conversion of Class C 12,614 120,334 44,035 435,392
Class C 26,668 249,528 54,587 535,171
Class I 1,719,697 16,794,140 2,634,176 26,238,590
Total subscriptions 2,204,452 21,479,613 4,779,676 47,525,446
Reinvestments of distributions:
Class A 138,776 1,350,624 284,571 2,815,548
Class C 5,104 49,574 12,166 120,102
Class I 95,364 930,307 177,144 1,758,736
Total reinvestments of distributions 239,244 2,330,505 473,881 4,694,386
Redemptions:
Class A (1,596,836) (15,490,461) (3,745,102) (36,944,178)
Class C (153,796) (1,501,728) (265,357) (2,593,917)
Class C - automatic conversion to Class A (12,653) (120,334) (44,124) (435,392)
Class I (2,632,024) (25,295,812) (3,402,586) (33,765,420)
Total redemptions (4,395,309) (42,408,335) (7,457,169) (73,738,907)
Net increase (decrease) (1,951,613) $(18,598,217) (2,203,612) $(21,519,075)
94
Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
11/30/23
Year Ended
5/31/23
Kentucky Shares Amount Shares Amount
Subscriptions:
Class A 500,640 $4,822,847 1,072,128 $10,561,794
Class A - automatic conversion of Class C — — 1,835 17,966
Class C 83 792 13,726 135,266
Class I 1,261,678 12,197,264 1,437,210 14,100,464
Total subscriptions 1,762,401 17,020,903 2,524,899 24,815,490
Reinvestments of distributions:
Class A 249,324 2,390,462 536,269 5,241,292
Class C 3,555 34,077 10,290 100,514
Class I 76,646 733,101 173,760 1,695,372
Total reinvestments of distributions 329,525 3,157,640 720,319 7,037,178
Redemptions:
Class A (2,272,899) (21,841,442) (5,117,475) (49,998,156)
Class C (66,888) (641,924) (304,826) (2,990,326)
Class C - automatic conversion to Class A — — (1,835) (17,966)
Class I (2,702,551) (25,202,201) (3,106,012) (30,203,778)
Total redemptions (5,042,338) (47,685,567) (8,530,148) (83,210,226)
Net increase (decrease) (2,950,412) $(27,507,024) (5,284,930) $(51,357,558)
Six Months Ended
11/30/23
Year Ended
5/31/23
Michigan Shares Amount Shares Amount
Subscriptions:
Class A 302,789 $3,112,938 1,249,469 $13,227,046
Class A - automatic conversion of Class C — — 1,650 17,562
Class C 46,646 487,237 47,102 493,919
Class I 3,057,182 31,836,843 12,456,325 131,248,577
Total subscriptions 3,406,617 35,437,018 13,754,546 144,987,104
Reinvestments of distributions:
Class A 97,821 1,014,633 176,670 1,865,005
Class C 5,101 52,781 8,779 92,400
Class I 212,014 2,195,315 361,118 3,808,980
Total reinvestments of distributions 314,936 3,262,729 546,567 5,766,385
Redemptions:
Class A (1,100,345) (11,332,744) (3,041,940) (32,166,187)
Class C (110,530) (1,142,076) (264,980) (2,802,487)
Class C - automatic conversion to Class A — — (1,655) (17,562)
Class I (8,942,284) (91,138,833) (11,400,630) (120,288,777)
Total redemptions (10,153,159) (103,613,653) (14,709,205) (155,275,013)
Net increase (decrease) (6,431,606) $(64,913,906) (408,092) $(4,521,524)
95
Six Months Ended
11/30/23
Year Ended
5/31/23
Missouri Shares Amount Shares Amount
Subscriptions:
Class A 1,436,899 $14,681,963 4,826,950 $49,987,401
Class A - automatic conversion of Class C 289 2,985 173 1,811
Class C 14,438 146,509 154,321 1,600,108
Class I 3,362,336 34,371,447 8,011,529 82,911,165
Total subscriptions 4,813,962 49,202,904 12,992,973 134,500,485
Reinvestments of distributions:
Class A 417,344 4,264,959 780,974 8,111,174
Class C 13,287 135,330 28,105 290,734
Class I 242,687 2,474,839 458,604 4,754,073
Total reinvestments of distributions 673,318 6,875,128 1,267,683 13,155,981
Redemptions:
Class A (3,679,364) (37,394,190) (9,523,052) (99,108,247)
Class C (236,723) (2,403,066) (653,517) (6,741,173)
Class C - automatic conversion to Class A (290) (2,985) (174) (1,811)
Class I (4,809,606) (48,687,203) (14,623,739) (150,983,449)
Total redemptions (8,725,983) (88,487,444) (24,800,482) (256,834,680)
Net increase (decrease) (3,238,703) $(32,409,412) (10,539,826) $(109,178,214)
Six Months Ended
11/30/23
Year Ended
5/31/23
Ohio Shares Amount Shares Amount
Subscriptions:
Class A 1,553,612 $16,364,842 5,629,720 $60,709,199
Class A - automatic conversion of Class C 585 6,241 1,443 15,757
Class C 31,716 333,735 80,085 864,215
Class I 4,187,681 44,608,942 11,010,014 119,151,905
Total subscriptions 5,773,594 61,313,760 16,721,262 180,741,076
Reinvestments of distributions:
Class A 275,813 2,939,751 509,262 5,512,789
Class C 7,967 84,450 15,852 170,589
Class I 306,324 3,250,821 545,443 5,881,687
Total reinvestments of distributions 590,104 6,275,022 1,070,557 11,565,065
Redemptions:
Class A (2,713,326) (28,804,485) (8,251,846) (88,670,754)
Class C (202,866) (2,128,616) (376,765) (4,069,852)
Class C - automatic conversion to Class A (589) (6,241) (1,452) (15,757)
Class I (6,430,860) (67,519,195) (13,598,340) (146,340,692)
Total redemptions (9,347,641) (98,458,537) (22,228,403) (239,097,055)
Net increase (decrease) (2,983,943) $(30,869,755) (4,436,584) $(46,790,914)
96
Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
Wisconsin Shares Amount Shares Amount
Subscriptions:
Class A 52,065 $493,513 57,293 $566,423
Class A - automatic conversion of Class C — — 7,456 70,822
Class C — — 10,614 104,151
Class I 2,994 28,975 17,745 174,631
Total subscriptions 55,059 522,488 93,108 916,027
Reinvestments of distributions:
Class A 91,303 865,132 196,880 1,927,005
Class C 6,194 58,719 14,505 141,923
Class I 43,884 416,162 106,140 1,039,245
Total reinvestments of distributions 141,381 1,340,013 317,525 3,108,173
Redemptions:
Class A (400,388) (3,765,677) (1,601,386) (15,505,050)
Class C (84,195) (796,884) (183,932) (1,816,036)
Class C - automatic conversion to Class A — — (7,456) (70,822)
Class I (619,289) (5,768,931) (1,754,219) (17,221,368)
Total redemptions (1,103,872) (10,331,492) (3,546,993) (34,613,276)
Net increase (decrease) (907,432) $(8,468,991) (3,136,360) $(30,589,076)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 218,322,708 $ 5,531,899 $ (14,620,757) $ (9,088,858)
Kentucky
242,884,587 757,968 (14,138,812) (13,380,844)
Michigan
219,318,205 1,643,864 (6,617,312) (4,973,448)
Missouri
507,240,738 4,844,084 (14,890,245) (10,046,161)
Ohio
556,242,700 22,437,848 (17,181,015) 5,256,833
Wisconsin
80,953,197 5,627,514 (8,369,311) (2,741,797)
97
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 592,628 $ 20,515 $ — $ (10,384,028) $ (9,869,630) $ — $ (467,536) $ (20,108,051)
Kentucky
512,726 — — (14,790,564) (13,966,170) — (605,866) (28,849,874)
Michigan
888,601 — — (8,175,943) (17,907,499) — (695,860) (25,890,701)
Missouri
2,060,851 — — (14,537,330) (31,687,871) — (1,440,122) (45,604,472)
Ohio
1,510,020 — — 263,981 (22,835,316) — (1,303,440) (22,364,755)
Wisconsin
370,091 — — (3,593,074) (8,930,731) — (249,136) (12,402,850)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
Fund
Short-Term Long-Term Total
Kansas
$ 4,601,824 $ 5,267,806 $ 9,869,630
Kentucky
5,383,331 8,582,839 13,966,170
Michigan
3,725,076 14,182,423 17,907,499
Missouri
12,265,717 19,422,154 31,687,871
Ohio
9,045,702 13,789,614 22,835,316
Wisconsin
2,820,859 6,109,872 8,930,731
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
98
Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses for Ohio so that total annual Fund operating expenses, (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Kansas
0 .1608%
Kentucky
0 .1608%
Michigan
0 .1608%
Missouri
0 .1718%
Ohio
0 .1646%
Wisconsin
0 .1608%
99
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— — —
Michigan
— — —
Missouri
8,696,327 25,273,582 (1,086,360)
Ohio
— — —
Wisconsin
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Kansas
$ 29,327 $ 26,532
Kentucky
34,560 33,980
Michigan
20,826 19,843
Missouri
107,999 102,578
Ohio
46,554 44,217
Wisconsin
— —
Fund
Commission
Advances
Kansas
$ 10,672
Kentucky
30,085
Michigan
16,350
Missouri
68,176
Ohio
31,871
Wisconsin
—
Fund
12b-1 Fees
Retained
Kansas
$ 2,039
Kentucky
85
Michigan
—
Missouri
2,156
Ohio
4,554
Wisconsin
904
100
Notes to Financial Statements
(Unaudited) (continued)
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
Kansas
$ —
Kentucky
72
Michigan
—
Missouri
9,997
Ohio
1,883
Wisconsin
—
Fund
Maximum
Outstanding
Balance
Kansas
$ 624,761
Kentucky
1,790,769
Michigan
4,012,992
Missouri
1,689,945
Ohio
6,808,278
Wisconsin
1,741,608
101
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
3 $ 624,761 6.28%
Kentucky
3 1,790,769 6.28
Michigan
3 4,012,992 6.53
Missouri
13 1,090,219 6.34
Ohio
3 6,808,278 6.53
Wisconsin
16 1,094,594 6.33
102
Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023 for Nuveen Multistate Trust IV; at this meeting the shareholders were asked to elect Board members.
Nuveen Multistate
Trust IV
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 151,913,237
Withhold 3,732,072
Total 155,645,309
Michael A. Forrester
For   151,931,760
Withhold   3,713,549
Total 155,645,309
Thomas J. Kenny
For 151,929,994
Withhold   3,715,315
Total   155,645,309
Amy B.R. Lancellotta
For 152,974,141
Withhold 2,671,168
Total 155,645,309
Joanne T. Medero
For   152,857,112
Withhold 2,788,197
Total   155,645,309
Albin F. Moschner
For   151,745,498
Withhold 3,899,811
Total   155,645,309
John K. Nelson
For 151,898,894
Withhold 3,746,415
Total 155,645,309
Loren M. Starr
For 153,012,171
Withhold 2,633,138
Total 155,645,309
Matthew Thornton III
For 152,539,964
Withhold   3,105,345
Total 155,645,309
Terence J. Toth
For 151,839,453
Withhold 3,805,856
Total 155,645,309
Margaret L. Wolff
For 152,882,974
Withhold   2,762,335
Total   155,645,309
Robert L. Young
For 151,948,761
Withhold   3,696,548
Total 155,645,309
103
Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
104
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Liquidity Risk Management Program
(Unaudited)
105
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS6-1123P 3299646-INV-B-01/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 2, 2024